UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer
601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Regional Bank Fund

Annual Report
10.31.09

Management’s discussion of
Fund performance

By MFC Global Investment Management (U.S.), LLC

The 12 months ended October 31, 2009, covered a remarkable period that included the depths of the credit crisis and subsequent dramatic rebound in the economy and financial markets. The broad market, as measured by the S&P 500 Index — one of the Fund’s benchmark indexes — returned 9.80% in the period. The poorest performers were the big, diversified financial services firms and the commercial banks — such as those in which the Fund invests — that were at the epicenter of the credit crisis. John Hancock Regional Bank Fund’s Class A shares had a total return of –12.98% at net asset value, compared with the –26.21% return of its other benchmark, the S&P 1500 Bank Index.

The Fund’s performance relative to the S&P 1500 Bank Index benefited from a number of trades we made among money-center banks and large, regional lenders. One way we added value relative to the benchmark was to increase the Fund’s stakes in companies whose stocks we thought were attractively valued as a result of the dramatic sell-off. The best example of this sort of trade is Bank of America Corp., which was the number-one contributor to the Fund’s outperformance. Regions Financial was another key contributor that illustrates this theme — we added the stock at a time when it raised capital after successfully passing the government’s stress test, yet was trading below its tangible book value. We took profits when it reached our price target. Another source of outperformance was our decision to favor preferred shares over common stock of companies where we had questions about potential credit losses and capital adequacy. Selection and allocation decisions among thrifts and mortgage finance companies also helped relative results. The two largest individual detractors from relative returns were Wells Fargo & Co. and U.S. Bancorp, which both held up better than the benchmark, and in which we were underrepresented. A number of other detractors were lenders with outsized exposure to the troubled commercial real estate market. Zions Bancorp and CoBiz Financial, Inc. are examples of holdings that fit this description.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

6	Regional Bank Fund | Annual report

A look at performance

For the period ended October 31, 2009

	Average annual returns (%)			Cumulative total returns (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)

Class	1-year	5-year	10-year	1-year	5-year	10-year

A	–17.34	–6.99	0.15	–17.34	–30.40	1.48

B	–17.17	–6.85	0.10	–17.17	–29.87	1.00

C	–14.30	–6.69	–0.04	–14.30	–29.27	–0.43

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.36%, Class B —2.06% and Class C — 2.06%. The Fund’s annual operating expenses will likely vary throughout the period and from year to year. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; iii) fees may be incurred for extraordinary events such as fund tax expense; and iv) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

Annual report | Regional Bank Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Regional Bank Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	10-31-99	$10,100	$10,100	$9,090

C2	10-31-99	9,957	9,957	9,090

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of October 31, 2009. The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 1500 Bank Index3 — is an unmanaged index of banking sector stocks in the S&P 1500 Index.

Standard & Poor’s 500 Index — Index — is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Total return for index is not available for the 10-year period.

8	Regional Bank Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2009 with the same investment held until October 31, 2009.

	Account value	Ending value	Expenses paid during
	on 5-1-09	on 10-31-09	period ended 10-31-09[1]

Class A	$1,000.00	$1,185.20	$8.10

Class B	1,000.00	1,181.60	11.99

Class C	1,000.00	1,181.40	11.93

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Regional Bank Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2009, with the same investment held until October 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-09	on 10-31-09	period ended 10-31-09[1]

Class A	$1,000.00	$1,017.80	$7.48

Class B	1,000.00	1,014.20	11.07

Class C	1,000.00	1,014.30	11.02

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.47%, 2.18% and 2.17% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Regional Bank Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

JPMorgan Chase & Co.	5.9%	M&T Bank Corp.	4.3%

Bank of America Corp.	5.7%	Cullen/Frost Bankers, Inc.	4.2%

U.S. Bancorp	5.3%	SVB Financial Group	4.2%

PNC Financial Services Group, Inc.	4.7%	State Street Corp.	3.7%

Wells Fargo & Co.	4.3%	Signature Bank	3.6%

Industry Composition[2,3]

Commercial Banks	69%	Thrifts & Mortgage Finance	6%

Diversified Financial Services	14%	Short-Term Investments & Other	4%

Capital Markets	7%

1 As a percentage of net assets on October 31, 2009. Excludes cash and cash equivalents.

2 Investments concentrated in one industry may fluctuate more widely than investments across multiple industries.

3 As a percentage of net assets on October 31, 2009.

Annual report | Regional Bank Fund	11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-09

	Shares	Value

Common Stocks 91.12%		$588,325,859

(Cost $401,959,937)

Financials 91.12%		588,325,859

Capital Markets 7.10%

Bank of New York Mellon Corp.	486,774	12,977,395

Northern Trust Corp.	176,543	8,871,286

State Street Corp.	571,159	23,977,255

Commercial Banks 66.12%

1st United Bancorp, Inc. (I)	314,321	1,772,771

Bank of Marin Bancorp	30,579	1,009,413

BB&T Corp.	827,572	19,787,246

Bryn Mawr Bank Corp.	383,894	6,142,303

Centerstate Banks, Inc.	498,314	3,752,303

City Holding Co.	85,335	2,608,691

CoBiz Financial, Inc.	802,234	3,826,656

Comerica, Inc.	171,939	4,771,307

Commerce Bancshares, Inc.	539,030	20,677,191

Cullen/Frost Bankers, Inc.	584,262	27,337,619

CVB Financial Corp.	398,878	3,195,013

Eagle Bancorp, Inc. (I)	128,809	1,204,364

F.N.B. Corp.	1,954,131	13,835,247

Fifth Third Bancorp	453,983	4,058,608

Glacier Bancorp, Inc.	283,676	3,713,319

Hancock Holding Co.	465,738	16,892,317

Heritage Financial Corp.	186,223	2,329,650

IBERIABANK Corp.	255,404	11,061,547

Independent Bank Corp.	661,869	14,077,954

KeyCorp	1,883,441	10,151,747

M&T Bank Corp.	437,663	27,507,120

MB Financial, Inc.	454,133	8,119,898

Pacific Continental Corp.	480,508	5,237,537

Pinnacle Financial Partners, Inc. (I)	364,830	4,633,341

PNC Financial Services Group, Inc.	615,374	30,116,404

S.Y. Bancorp, Inc.	59,077	1,320,371

SCBT Financial Corp.	109,066	2,821,537

Signature Bank (I)	727,796	22,969,242

Smithtown Bancorp, Inc.	166,431	1,722,561

South Financial Group, Inc.	1,713,012	1,291,093

Southcoast Financial Corp. (I)	138,220	554,262

See notes to financial statements

12	Regional Bank Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Shares	Value
Commercial Banks (continued)

SunTrust Banks, Inc.	473,631	$9,051,088

SVB Financial Group (I)	656,068	27,062,805

TCF Financial Corp.	1,446,871	17,116,484

Trico Bancshares	377,716	5,522,208

U.S. Bancorp	1,464,308	34,001,232

Union Bankshares Corp.	160,067	1,972,025

Univest Corp. of Pennsylvania	99,800	1,919,154

Washington Trust Bancorp, Inc.	401,890	6,036,388

Wells Fargo & Co.	1,016,888	27,984,758

WestAmerica Bancorp	258,114	12,337,849

Whitney Holding Corp.	224,117	1,799,660

Zions Bancorp	253,854	3,594,573

Diversified Financial Services 11.67%

Bank of America Corp.	2,538,720	37,014,538

JPMorgan Chase & Co.	917,829	38,337,717

Thrifts & Mortgage Finance 6.23%

Berkshire Hills Bancorp, Inc.	386,034	7,932,999

Dime Community Bancshares	265,847	2,921,659

ESSA Bancorp, Inc.	139,915	1,674,783

First Financial Holdings, Inc.	114,083	1,538,980

Flushing Financial Corp.	446,713	5,016,587

People’s United Financial, Inc.	1,121,135	17,971,794

WSFS Financial Corp.	115,725	3,194,010

	Shares	Value

Preferred Stocks 2.82%		$18,186,155

(Cost $9,935,956)

Financials 2.82%		18,186,155

Commercial Banks 0.58%

Fifth Third Capital Trust V, 7.25%	64,081	1,205,364

Fifth Third Capital Trust VI, 7.25%	64,075	1,194,999

Fifth Third Capital Trust VII, 8.875%	12,004	277,292

Wells Fargo & Co., 8.00%	43,645	1,067,120

Diversified Financial Services 2.24%

Bank of America Corp., 8.20%	305,891	6,747,955

Bank of America Corp., 8.625%	330,900	7,693,425

	Shares	Value

Convertible Preferred Stocks 2.18%		$14,071,184

(Cost $8,788,056)

Financials 2.18%		14,071,184

Commercial Banks 2.18%

East West Bancorp., Inc., 8.00%	2,074	1,551,535

Huntington Bancshares, Inc., 8.50%	10,533	8,984,649

Keycorp, Series A, 7.75%	25,000	2,027,500

Webster Financial Corp., 8.50%	2,000	1,507,500

See notes to financial statements

Annual report | Regional Bank Fund	13

F I N A N C I A L   S T A T E M E N T S

		Maturity
	Rate	date	Par value	Value

Corporate Bonds 0.31%				$2,014,125

(Cost $2,201,536)

Financials 0.31%				2,014,125

Commercial Banks 0.31%

Webster Capital Trust IV	7.650%	06-15-37	$3,275,000	2,014,125

		Maturity
	Yield*	date	Par value	Value

Short-Term Investments 3.61%				$23,313,986

(Cost $23,313,986)

Repurchase Agreement 0.51%				3,314,000

Repurchase Agreement with State Street Corp.
dated 10-30-09 at 0.01% to be repurchased
at $3,314,003 on 11-2-09, collateralized by
$3,385,000 Federal Home Loan Mortgage
Corp., 2.00% due 9-28-12 (valued at
$3,397,196, including interest)	0.010%	11-02-09	$3,314,000	3,314,000

U.S. Government Agency 3.10%				19,999,986

Federal Home Loan Bank,
Discount Note	0.001	11-02-09	10,000,000	10,000,000

Discount Note	0.050	11-02-09	10,000,000	9,999,986

Total investments (Cost $446,199,471)† 100.04%				$645,911,309

Other assets and liabilities, net (0.04%)				($226,459)

Total net assets 100.00%				$645,684,850

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At October 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $450,622,106. Net unrealized appreciation aggregated $195,289,203, of which $234,445,194 related to appreciated investment securities and $39,155,991 related to depreciated investment securities.

See notes to financial statements

14	Regional Bank Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $446,199,471)	$645,911,309
Cash	707
Receivable for investments sold	314,039
Receivable for fund shares sold	231,741
Dividends and interest receivable	977,905
Other receivables	147,289

Total assets	647,582,990

Liabilities

Payable for fund shares repurchased	1,207,446
Payable to affiliates
Accounting and legal services fees	7,889
Transfer agent fees	283,093
Distribution and service fees	210,897
Trustees’ fees	1,737
Other liabilities and accrued expenses	187,078

Total liabilities	1,898,140

Net assets

Capital paid-in	$451,325,221
Undistributed net investment income	270,480
Accumulated net realized loss on investments	(5,622,689)
Net unrealized appreciation on investments	199,711,838

Net assets	$645,684,850

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($584,302,328 ÷ 44,765,408 shares)	$13.05
Class B ($33,804,616 ÷ 2,643,775 shares)[1]	$12.79
Class C ($27,577,906 ÷ 2,154,231 shares)[1]	$12.80

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$13.74

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Regional Bank Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-09

This Statement of Operations summarizes the Fund’s investment income earned, expenses incurred in operating the Fund and net gains (losses) for the period stated.

Investment income

Dividends	$18,600,833
Securities lending	668,388
Interest	455,735
Less foreign taxes withheld	(11,198)

Total investment income	19,713,758

Expenses

Investment management fees (Note 4)	5,018,289
Distribution and service fees (Note 4)	2,347,835
Accounting and legal services fees (Note 4)	94,716
Transfer agent fees (Note 4)	2,197,353
Trustees’ fees (Note 5)	66,320
State registration fees	21,092
Printing and postage fees	145,147
Professional fees	121,062
Custodian fees	86,244
Registration and filing fees	29,927
Proxy fees	176,015
Other	10,530

Total expenses	10,314,530
Less expense reductions (Note 4)	(107,173)

Net expenses	10,207,357

Net investment income	9,506,401

Realized and unrealized gain (loss)

Net realized loss on
Investments	(5,435,929)

Change in net unrealized appreciation (depreciation) of
Investments	(137,214,813)

Net realized and unrealized loss	(142,650,742)

Decrease in net assets from operations	($133,144,341)

See notes to financial statements

16	Regional Bank Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets have changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-09	10-31-08

Increase (decrease) in net assets

From operations
Net investment income	$9,506,401	$22,634,179
Net realized gain (loss)	(5,435,929)	132,822,851
Change in net unrealized appreciation (depreciation)	(137,214,813)	(467,987,873)

Decrease in net assets resulting from operations	(133,144,341)	(312,530,843)

Distributions to shareholders
From net investment income
Class A	(9,777,827)	(21,499,004)
Class B	(391,635)	(1,256,758)
Class C	(273,095)	(529,681)
From net realized gain
Class A	(99,737,743)	(308,940,850)
Class B	(7,054,459)	(30,312,408)
Class C	(4,686,344)	(8,325,933)

Total distributions	(121,921,103)	(370,864,634)

From Fund share transactions (Note 6)	(5,130,327)	161,056,706

Total decrease	(260,195,771)	(522,338,771)

Net assets

Beginning of year	905,880,621	1,428,219,392

End of year	$645,684,850	$905,880,621

Undistributed net investment income	$270,480	$1,201,476

See notes to financial statements

Annual report | Regional Bank Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05

Per share operating performance

Net asset value, beginning of year	$18.19	$34.06	$41.79	$41.76	$45.33
Net investment income[1]	0.19	0.47	0.66	0.67	0.68
Net realized and unrealized gain (loss) on
investments	(2.78)	(7.04)	(2.28)	4.33	0.52
Total from investment operations	(2.59)	(6.57)	(1.62)	5.00	1.20
Less distributions
From net investment income	(0.22)	(0.52)	(0.68)	(0.70)	(0.69)
From net realized gain	(2.33)	(8.78)	(5.43)	(4.27)	(4.08)
Total distributions	(2.55)	(9.30)	(6.11)	(4.97)	(4.77)
Net asset value, end of year	$13.05	$18.19	$34.06	$41.79	$41.76
Total return (%)[2]	(12.98)[3]	(23.53)	(5.01)	12.96	2.61

Ratios and supplemental data

Net assets, end of year (in millions)	$584	$813	$1,268	$1,702	$1,717
Ratios (as a percentage of average net assets):
Expenses before reductions	1.55	1.35	1.27	1.29	1.33
Expenses net of fee waivers	1.54	1.35	1.27	1.29	1.33
Expenses net of fee waivers and credits	1.54	1.35	1.27	1.29	1.33
Net investment income	1.56	2.33	1.76	1.66	1.62
Portfolio turnover (%)	37	23	13	7	3

1 Based on the average daily shares outstanding.

2 Assumes dividend reinvestment.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

CLASS B SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05

Per share operating performance

Net asset value, beginning of year	$17.89	$33.66	$41.37	$41.39	$44.96
Net investment income[1]	0.11	0.34	0.38	0.38	0.35
Net realized and unrealized gain (loss) on
investments	(2.75)	(6.97)	(2.25)	4.28	0.55
Total from investment operations	(2.64)	(6.63)	(1.87)	4.66	0.90
Less distributions
From net investment income	(0.13)	(0.36)	(0.41)	(0.41)	(0.39)
From net realized gain	(2.33)	(8.78)	(5.43)	(4.27)	(4.08)
Total distributions	(2.46)	(9.14)	(5.84)	(4.68)	(4.47)
Net asset value, end of year	$12.79	$17.89	$33.66	$41.37	$41.39
Total return (%)[2]	(13.60)[3]	(24.09)[3]	(5.70)	12.16	1.90

Ratios and supplemental data

Net assets, end of year (in millions)	$34	$55	$125	$261	$385
Ratios (as a percentage of average net assets):
Expenses before reductions	2.26	2.07	1.98	1.99	2.03
Expenses net of fee waivers	2.24	2.06	1.98	1.99	2.03
Expenses net of fee waivers and credits	2.24	2.06	1.98	1.99	2.03
Net investment income	0.90	1.64	1.03	0.95	0.84
Portfolio turnover (%)	37	23	13	7	3

1 Based on the average daily shares outstanding.

2 Assumes dividend reinvestment.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

18	Regional Bank Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

CLASS C SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05

Per share operating performance

Net asset value, beginning of year	$17.90	$33.66	$41.37	$41.39	$44.96
Net investment income[1]	0.10	0.31	0.38	0.39	0.37
Net realized and unrealized gain (loss) on
investments	(2.74)	(6.93)	(2.25)	4.27	0.53
Total from investment operations	(2.64)	(6.62)	(1.87)	4.66	0.90
Less distributions
From net investment income	(0.13)	(0.36)	(0.41)	(0.41)	(0.39)
From net realized gain	(2.33)	(8.78)	(5.43)	(4.27)	(4.08)
Total distributions	(2.46)	(9.14)	(5.84)	(4.68)	(4.47)
Net asset value, end of year	$12.80	$17.90	$33.66	$41.37	$41.39
Total return (%)[2]	(13.59)[3]	(24.06)	(5.70)	12.16	1.90

Ratios and supplemental data

Net assets, end of year (in millions)	$28	$37	$35	$45	$43
Ratios (as a percentage of average net assets):
Expenses before reductions	2.25	2.06	1.98	1.99	2.03
Expenses net of fee waivers	2.23	2.06	1.98	1.99	2.03
Expenses net of fee waivers and credits	2.23	2.06	1.98	1.99	2.03
Net investment income	0.86	1.59	1.04	0.96	0.90
Portfolio turnover (%)	37	23	13	7	3

1 Based on the average daily shares outstanding.

2 Assumes dividend reinvestment.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

Annual report | Regional Bank Fund	19

Notes to financial statements

Note 1
Organization

John Hancock Regional Bank Fund (the Fund) is a diversified series of John Hancock Investment Trust II (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation. Moderate income is a secondary objective.

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after year end and through the date the financial statements were issued, December 18, 2009, has been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by independent pricing services, which utilize both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations, or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the

20	Regional Bank Fund | Annual report

net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2009, by major security category or security type.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

Financials	$617,524,163	$5,073,160	—	$622,597,323

Short-Term Investments	—	23,313,986	—	23,313,986

Total Investments	$617,524,163	$28,387,146	—	$645,911,309
in Securities

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Annual report | Regional Bank Fund	21

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts/ premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Dividends from net investment income are determined at a class level and distributions from capital gains are determined at the fund level. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Broker commission rebates

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund. Commission rebates are accounted for as a realized gain on securities and amounted to $5,791.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the year ended October 31, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien and security interest in any Fund property, that is not segregated, to the maximum extent permitted by law, to the extent of any overdraft.

Securities lending

During the year ended October 31, 2009, the Fund engaged in securities lending to earn additional income. The Fund terminated this practice effective as of May 13, 2009. The amount of income earned during the period by lending securities is shown in the Statement of Operations. Such income did not have a material impact on the Fund’s total return for the year. Because the Fund will no

22	Regional Bank Fund | Annual report

longer engage in securities lending, it will no longer earn such income. The Fund retained beneficial ownership of the securities it loaned and received interest and dividends paid by the issuer of securities. On the settlement date of the loan, the Fund received and maintained cash collateral against the loaned securities. The market value of the loaned securities was determined at the close of business each day and any additional required cash collateral was delivered to the Fund on the next business day. Cash collateral received was invested in JHCIT. The Fund received compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $1,200,054 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distributions to be paid. The loss carryforward expires as follows: October 31, 2017 — $1,200,054.

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are paid annually. During the year ended October 31, 2009, the tax character of distributions paid was as follows: ordinary income $10,437,397 and long-term capital gain $111,483,706. During the year ended October 31, 2008, the tax character of distributions paid was as follows: ordinary income $42,727,413 and long-term capital gain $328,137,221. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2009, the components of distributable earnings on a tax basis included $341,100 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period. There were no permanent book-tax differences for the year ended October 31, 2009.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily

Annual report | Regional Bank Fund	23

management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $500,000,000, (c) 0.735% of the next $1,000,000,000 and (d) 0.725% of the Fund’s average daily net asset value in excess of $2,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the year ended October 31, 2009, were equivalent to an annual effective rate of 0.79% of the Fund’s average daily net assets.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund accounting and legal services fees incurred for the year ended October 31, 2009, were equivalent to an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, a curtailment of a portion of the Fund’s Rule 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2009, the Distributor received net up-front sales charges of $552,860 with regard to sales of Class A shares. Of this amount, $87,093 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $448,377 was paid as sales commissions to unrelated broker-dealers and $17,390 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2009, CDSCs received by the Distributor amounted to $102,497 for Class B shares and $20,451 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B, and C shares, of each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

24	Regional Bank Fund | Annual report

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of pocket expenses. During the year ended October 31, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $219 for transfer agent credits earned.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the year ended October 31, 2009, these fees totaled $106,954.

Class level expenses for the year ended October 31, 2009 were as follows:

	Transfer	Distribution
Share class	agent fees	and service fees

Class A	$1,979,331	$1,719,523
Class B	126,371	362,444
Class C	91,651	265,868
Total	$2,197,353	$2,347,835

Note 5
Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended October 31, 2009 and October 31, 2008 along with the corresponding dollar value.

	Year ended 10-31-09		Year ended 10-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	4,619,892	$57,143,495	9,008,152	$174,723,613
Distributions reinvested	7,374,057	89,203,588	13,772,039	301,170,998
Repurchased	(11,935,599)	(147,803,968)	(15,291,074)	(322,548,477)
Net increase (decrease)	58,350	($1,456,885)	7,489,117	$153,346,134

Class B shares

Sold	370,128	$4,513,414	698,569	$13,770,579
Distributions reinvested	522,296	6,205,774	1,340,421	28,957,895
Repurchased	(1,343,602)	(15,483,354)	(2,676,625)	(55,273,884)
Net decrease	(451,178)	($4,764,166)	(637,635)	($12,545,410)

Class C shares

Sold	574,891	$6,961,666	1,440,863	$28,565,130
Distributions reinvested	334,462	3,976,291	388,877	8,383,493
Repurchased	(836,033)	(9,847,233)	(780,752)	(16,692,641)
Net increase	73,320	$1,090,724	1,048,988	$20,255,982

Net increase (decrease)	(319,508)	($5,130,327)	7,900,470	$161,056,706

Annual report | Regional Bank Fund	25

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2009, aggregated $224,568,020 and $280,570,794, respectively.

26	Regional Bank Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust II and Shareholders of
 John Hancock Regional Bank Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Regional Bank Fund (the “Fund”) at October 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 18, 2009

Annual report | Regional Bank Fund	27

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the Distributions of the Fund, if any, paid during its taxable year ended October 31, 2009.

The Fund has designated distributions to shareholders of $111,483,706, or if subsequently different, as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2009, 100% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2009.

Shareholders will be mailed a 2009 U.S. Treasury Department Form 1099-DIV in January 2010. This will reflect the total of all distributions that are taxable for calendar year 2009.

28	Regional Bank Fund | Annual report

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Subadvisory Agreement

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust II (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Regional Bank Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category), a peer group of comparable funds (the Peer Group) and two benchmark indices. The funds within each Category and

Annual report | Regional Bank Fund	29

Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board noted that the Fund’s performance for the 10-year period was equal to the performance of its Category and Peer Group medians and higher than the performance of its benchmark index, the Standard & Poor’s 500 Index. The Board also noted that Fund’s performance for the 5-year period was higher than the performance of the Category median and equal to the performance of its Peer Group median. The Board noted that the Fund’s performance for the 3-year period was higher than the performance of its Category and Peer Group medians. The Board noted that for the 3- and 5- year periods, the Fund’s performance was higher than one of its benchmark indices, the Standard & Poor’s 1500 Bank Index and lower than the Standard & Poor’s 500 Index. The Board viewed favorably that the Fund’s performance for the 1-year period was higher than the performance of its Category and Peer Group medians and both of its benchmark indices.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was inline with the median rate of the Category and equal to the median rate of the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Net Expense Ratio was inline with the Peer Group and Category medians. The Board also noted that the Fund’s Gross Expense Ratio was lower than the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

30	Regional Bank Fund | Annual report

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Annual report | Regional Bank Fund	31

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Investment Trust II and its series, John Hancock Regional Bank Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Investment Trust II, (the “Trust”).

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	51,371,074.0977	55.195%	93.585%
Withhold	3,521,586.8063	3.784%	6.415%
TOTAL	54,892,660.9040	58.979%	100.000%

John G. Vrysen
Affirmative	51,314,753.0825	55.135%	93.482%
Withhold	3,577,907.8215	3.844%	6.518%
TOTAL	54,892,660.9040	58.979%	100.000%

James F. Carlin
Affirmative	51,323,181.8419	55.144%	93.497%
Withhold	3,569,479.0621	3.835%	6.503%
TOTAL	54,892,660.9040	58.979%	100.000%

William H. Cunningham
Affirmative	51,286,832.0117	55.105%	93.431%
Withhold	3,605,828.8923	3.874%	6.569%
TOTAL	54,892,660.9040	58.979%	100.000%

Deborah Jackson
Affirmative	51,378,746.4717	55.203%	93.599%
Withhold	3,513,914.4323	3.776%	6.401%
TOTAL	54,892,660.9040	58.979%	100.000%

Charles L. Ladner
Affirmative	51,363,455.1362	55.187%	93.571%
Withhold	3,529,205.7678	3.792%	6.429%
TOTAL	54,892,660.9040	58.979%	100.000%

Stanley Martin
Affirmative	51,320,366.2440	55.141%	93.492%
Withhold	3,572,294.6600	3.838%	6.508%
TOTAL	54,892,660.9040	58.979%	100.000%

Patti McGill Peterson
Affirmative	51,254,066.7408	55.070%	93.371%
Withhold	3,638,594.1632	3.909%	6.629%
TOTAL	54,892,660.9040	58.979%	100.000%

32	Regional Bank Fund | Annual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	51,346,673.9107	55.169%	93.540%
Withhold	3,545,986.9933	3.810%	6.460%
TOTAL	54,892,660.9040	58.979%	100.000%

Steven R. Pruchansky
Affirmative	51,312,505.7029	55.132%	93.478%
Withhold	3,580,155.2011	3.847%	6.522%
TOTAL	54,892,660.9040	58.979%	100.000%

Gregory A. Russo
Affirmative	51,309,220.3348	55.129%	93.472%
Withhold	3,583,440.5692	3.850%	6.528%
TOTAL	54,892,660.9040	58.979%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Investment Trust II and its series, John Hancock Regional Bank Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Investment Trust II and John Hancock Advisers, LLC.

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Advisers, LLC.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	22,587,454.5871	41.089%	68.267%
Against	1,494,826.6782	2.719%	4.518%
Abstain	1,278,978.4067	2.327%	3.866%
Broker Non-Votes	7,725,259.0000	14.053%	23.349%
TOTAL	33,086,518.6720	60.188%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

3. Approval of the following changes to fundamental investment restrictions:

PROPOSALS 3A-3D AND 3F PASSED ON MAY 5, 2009. PROPOSALS 3E, 3J and 3O DID NOT PASS ON MAY 5, 2009.

3A. Revise: Concentration

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	22,196,177.8714	40.377%	67.086%
Against	1,708,684.1686	3.108%	5.164%
Abstain	1,456,489.6320	2.650%	4.402%
Broker Non-Votes	7,725,167.0000	14.053%	23.348%
TOTAL	33,086,518.6720	60.188%	100.000%

Annual report | Regional Bank Fund	33

3B. Revise: Diversification
		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	22,444,563.7005	40.829%	67.836%
Against	1,528,430.4164	2.780%	4.620%
Abstain	1,385,723.5551	2.521%	4.188%
Broker Non-Votes	7,727,801.0000	14.058%	23.356%
TOTAL	33,086,518.6720	60.188%	100.000%

3C. Revise: Underwriting

Affirmative	22,227,584.0933	40.434%	67.180%
Against	1,603,378.2662	2.917%	4.846%
Abstain	1,530,291.3125	2.784%	4.625%
Broker Non-Votes	7,725,265.0000	14.053%	23.349%
TOTAL	33,086,518.6720	60.188%	100.000%

3D. Revise: Real Estate

Affirmative	22,185,797.6452	40.359%	67.054%
Against	1,754,383.5458	3.191%	5.302%
Abstain	1,421,071.4810	2.585%	4.295%
Broker Non-Votes	7,725,266.0000	14.053%	23.349%
TOTAL	33,086,518.6720	60.188%	100.000%

3E. Revise: Loans

Affirmative	22,002,951.3926	40.026%	66.501%
Against	1,893,265.4396	3.444%	5.722%
Abstain	1,465,036.8398	2.665%	4.428%
Broker Non-Votes	7,725,265.0000	14.053%	23.349%
TOTAL	33,086,518.6720	60.188%	100.000%

3F. Revise: Senior Securities

Affirmative	22,288,163.3067	40.545%	67.363%
Against	1,563,108.5310	2.843%	4.724%
Abstain	1,509,981.8343	2.747%	4.564%
Broker Non-Votes	7,725,265.0000	14.053%	23.349%
TOTAL	33,086,518.6720	60.188%	100.000%

3J. Eliminate: Margin Investment; Short Selling

Affirmative	22,092,581.7030	40.189%	66.772%
Against	1,847,275.8178	3.360%	5.583%
Abstain	1,421,395.1512	2.586%	4.296%
Broker Non-Votes	7,725,266.0000	14.053%	23.349%
TOTAL	33,086,518.6720	60.188%	100.000%

3O. Eliminate: Warrants

Affirmative	22,059,398.2124	40.129%	66.671%
Against	1,703,128.7059	3.098%	5.148%
Abstain	1,598,726.7537	2.908%	4.832%
Broker Non-Votes	7,725,265.0000	14.053%	23.349%
TOTAL	33,086,518.6720	60.188%	100.000%

34	Regional Bank Fund | Annual report

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to “compensation” Plans.

PROPOSAL 4 DID NOT PASS FOR ALL CLASSES OF SHARES ON MAY 5, 2009.

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	19,895,402.4661	40.354%	66.813%
Against	1,766,543.0067	3.583%	5.932%
Abstain	1,356,545.1252	2.752%	4.556%
Broker Non-Votes	6,759,229.0000	13.710%	22.699%
TOTAL	29,777,719.5980	60.399%	100.000%

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,286,807.5906	38.404%	62.353%
Against	78,626.7300	2.347%	3.810%
Abstain	107,066.9934	3.195%	5.188%
Broker Non-Votes	591,254.0000	17.645%	28.649%
TOTAL	2,063,755.3140	61.591%	100.000%

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	738,855.8519	31.851%	59.344%
Against	103,603.6381	4.466%	8.321%
Abstain	27,798.2700	1.198%	2.233%
Broker Non-Votes	374,786.0000	16.156%	30.102%
TOTAL	1,245,043.7600	53.671%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 DID NOT PASS ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	21,682,280.4327	39.442%	65.531%
Against	2,135,615.5073	3.885%	6.455%
Abstain	1,543,359.7320	2.808%	4.665%
Broker Non-Votes	7,725,263.0000	14.053%	23.349%
TOTAL	33,086,518.6720	60.188%	100.000%

Annual report | Regional Bank Fund	35

Proposal 6: To revise merger approval requirements for John Hancock Investment Trust II.

PROPOSAL 6 DID NOT PASS ON MAY 5, 2009.

6. Revision to merger approval requirements.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	36,396,573.8155	39.106%	66.305%
Against	2,995,928.9062	3.219%	5.458%
Abstain	2,515,380.1823	2.703%	4.582%
Broker Non-Votes	12,984,778.0000	13.951%	23.655%
TOTAL	54,892,660.9040	58.979%	100.000%

36	Regional Bank Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	1993	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2005	47

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2005	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009), Lincoln National Corporation (insurance) (since 2006), Resolute Energy Corporation (oil and gas) (since 2009), Southwest Airlines (since 2000), Hayes Lemmerz International, Inc. (diversified automotive parts supply company) (2003–2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner, Born: 1938	2004	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Annual report | Regional Bank Fund	37

Independent Trustees (continued)
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	1991	47

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator and Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2005	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2009	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	262

Senior Executive Vice President (since 2009), Executive Vice President (1999–2009), Manulife Financial
Corporation; Director and President, John Hancock Variable Life Insurance Company (since 2007);
Director and Executive Vice President, John Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC (holding company) and
John Hancock Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management
Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.)
(until 2004).

38	Regional Bank Fund | Annual report

Non-Independent Trustees[3] (continued)
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen,[4] Born: 1955	2009	47

Senior Vice President (since 2006), Vice President (until 2006), Manulife Financial Corporation;
Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, The
Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC (“JHIMS”), and
John Hancock Funds, LLC (since 2007); Chief Operating Officer, JHF II and JHT (since 2007); Chief
Operating Officer, John Hancock Funds and JHF III (2007–2009); Director, John Hancock Signature
Services, Inc. (“Signature Services”) (since 2005); Chief Financial Officer, John Hancock Advisers, LLC,
The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.) (“MFC Global (U.S.)”),
JHIMS, John Hancock Funds, LLC, JHF, JHF II, JHF III and JHT (2005–2007).

Principal officers who are not Trustees
Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and other		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global (U.S.) (since 2005); Chairman and Director, Signature Services
(since 2005); Director, President and Chief Executive Officer, John Hancock Investment Management
Services, LLC (since 2006); President and Chief Executive Officer, John Hancock Funds (since 2005) and
JHF III (since 2006); Executive Vice President (since 2009), President and Chief Executive Officer (until
2009), JHT and JHF II; Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since
2003); Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice
President, John Hancock Funds, LLC (until 2005).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock Funds and JHF
III; Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

Annual report | Regional Bank Fund	39

Principal officers who are not Trustees (continued)
Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel for John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2006); Secretary and Chief
Legal Counsel, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC
(since 2008); Secretary, John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007);
Vice President and Associate General Counsel for Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel for MML Series Investment Fund (2000–2006);
Secretary and Chief Legal Counsel for MassMutual Institutional Funds (2000–2004); Secretary and
Chief Legal Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Chief Compliance Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2005); Chief Compliance
Officer, John Hancock Advisers, LLC and JHIMS (since 2007); Vice President and Chief Compliance
Officer, John Hancock Advisers, LLC and JHIMS (until 2007); Vice President and Chief Compliance
Officer, MFC Global (U.S.) (2005–2008); Vice President and Assistant Treasurer, Fidelity Group of
Funds (until 2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Treasurer for John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since May 2009); Assistant
Treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007); Vice
President and Senior Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst &
Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services,
LLC (since 2007); Chief Financial Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–
2007); Vice President, Goldman Sachs (2005–2007); Managing Director and Treasurer of Scudder
Funds, Deutsche Asset Management (2003–2005).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee. Mr. Pruchansky was appointed by the Board of Trustees effective September 1, 2009.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Vrysen was elected by the shareholders at a special meeting on April 16, 2009.

40	Regional Bank Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky††
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott‡	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

* Member of the Audit Committee
†† Member of the Audit Committee effective 9-1-09
† Non-Independent Trustee
‡ Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Regional Bank Fund	41

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Regional Bank Fund.	0100A 10/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/09

John Hancock

MUTUAL FUNDS

John Hancock
Small Cap Equity Fund

Annual Report
10.31.09

Management’s discussion of
Fund performance

By MFC Global Investment Management (U.S.), LLC

In August 2009, Christopher J. O’Brien and Robert P. Shea were named portfolio managers of the Fund, joining Daniel H. Cole. They were both analysts on the Fund for several years prior to becoming portfolio managers. Before coming to MFC Global Investment Management (U.S.), LLC, they were analysts at other financial companies. Mr.O’Brien began his business career in 1993 and Mr. Shea began his business career in 1997.

The year ended October 31, 2009, was an extraordinary and tumultuous period for the U.S. stock market. The period began with the market in the midst of a downward spiral precipitated by a severe economic downturn and the bursting of several bubbles simultaneously, from the housing sector to the credit markets. However, market conditions changed dramatically in March as signs of economic stabilization emerged. As a result, stocks enjoyed a remarkable resurgence throughout the last eight months of the period, erasing the previous steep declines. For the year ended October 31, 2009, John Hancock Small Cap Equity Fund’s Class A shares posted a total return of 29.33% at net asset value, outpacing the 13.17% return of the average small growth fund, according to Morningstar, Inc., and the 11.34% return of the Russell 2000 Growth Index.

The Fund outperformed its benchmark index and peer group average by a considerable margin thanks to a timely shift in early 2009 toward cyclical companies that we believed were poised to benefit from a resumption of economic growth. When market sentiment turned positive and investors began to factor an economic recovery into stock prices, the Fund was already well positioned for the rebound, leading to its overall outperformance.

Stock selection was most successful among the more economically sensitive sectors of the market, particularly information technology and consumer discretionary. Top contributors included online printing and marketing services provider VistaPrint NV, custom theater systems maker Imax Corp., and energy exploration and production company InterOil Corp., which we took profits on and sold. On the downside, the biggest individual detractors were biotechnology firm Sequenom, Inc., which we sold, and communications equipment maker Comtech Telecommunications Corp.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Investments in smaller companies may involve greater risks than those in larger, more well-known companies. See the prospectus for the risks of investing in small-cap stocks.

6	Small Cap Equity Fund | Annual report

A look at performance

For the period ended October 31, 2009

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)
				Since				Since
Class	1-year	5-year	10-year	inception[2]	1-year	5-year	10-year	inception[2]

A	22.89	–2.31	0.61	—	22.89	–11.04	6.23	—

B	23.40	–2.42	0.56	—	23.40	–11.54	5.71	—

C	27.37	–2.02	0.42	—	27.37	–9.68	4.23	—

I1	30.40	–0.70	—	–1.99	30.40	–3.43	—	–15.23

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.49%, Class B—2.19%, Class C — 2.19% and Class I — 0.84%. The Fund’s annual operating expenses will likely vary throughout the period and from year to year. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; iii) fees may be incurred for extraordinary events such as fund tax expense; and iv) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I shares prospectus.

2 From August 15, 2001.

Annual report | Small Cap Equity Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Small Cap Equity Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2000 Growth Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	10-31-99	$10,571	$10,571	$10,120

C2	10-31-99	10,423	10,423	10,120

I3	8-15-01	8,477	8,477	11,350

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of October 31, 2009. The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Growth Index is an unmanaged index of stocks in the Russell 2000 Index with high price-to-book ratios and higher forecasted values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I shares prospectus.

8	Small Cap Equity Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2009 with the same investment held until October 31, 2009.

	Account value	Ending value	Expenses paid during
	on 5-1-09	on 10-31-09	period ended 10-31-09[1]

Class A	$1,000.00	$1,158.80	$9.36

Class B	1,000.00	1,155.00	13.31

Class C	1,000.00	1,154.90	13.25

Class I	1,000.00	1,163.40	4.69

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Small Cap Equity Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2009, with the same investment held until October 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-09	on 10-31-09	period ended 10-31-09[1]

Class A	$1,000.00	$1,016.50	$8.74

Class B	1,000.00	1,012.90	12.43

Class C	1,000.00	1,012.90	12.38

Class I	1,000.00	1,020.90	4.38

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.72%, 2.45%, 2.44% and 0.86% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Small Cap Equity Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Evercore Partners, Inc. (Class A)	2.7%	Constant Contact, Inc.	2.0%

Concur Technologies, Inc.	2.5%	Bally Technologies, Inc.	1.9%

Silicon Laboratories, Inc.	2.4%	Telvent GIT SA	1.9%

Imax Corp.	2.4%	VistaPrint NV	1.7%

Netlogic Microsystems, Inc.	2.2%	Euronet Worldwide, Inc.	1.7%

Sector Composition[2,3]

Information Technology	28%	Financials	7%

Health Care	22%	Energy	5%

Industrials	15%	Consumer Staples	1%

Consumer Discretionary	13%	Short-Term Investments and Other	2%

Materials	7%

1 As a percentage of net assets on October 31, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on October 31, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Small Cap Equity Fund	11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-09

	Shares	Value
Common Stocks 97.14%		$331,956,548

(Cost $305,234,997)

Consumer Discretionary 13.46%		46,006,416

Diversified Consumer Services 0.83%

American Public Education, Inc. (I)	89,201	2,845,512

Hotels, Restaurants & Leisure 3.80%

Bally Technologies, Inc. (I)	168,457	6,635,521

Penn National Gaming, Inc. (I)	195,356	4,909,296

Pinnacle Entertainment, Inc. (I)	170,200	1,438,190

Household Durables 3.10%

iRobot Corp. (I)(L)	423,836	5,666,687

Tempur-Pedic International, Inc. (I)(L)	254,720	4,933,926

Media 2.41%

Imax Corp. (I)	801,038	8,250,691

Specialty Retail 3.32%

A.C. Moore Arts & Crafts, Inc. (I)	250,113	1,195,540

CarMax, Inc. (I)(L)	184,871	3,636,412

DSW, Inc. (Class A) (I)(L)	190,527	3,658,118

O’Reilly Automotive, Inc. (I)(L)	76,087	2,836,523

Consumer Staples 0.62%		2,118,257

Food Products 0.62%

Smart Balance, Inc. (I)	401,185	2,118,257

Energy 5.17%		17,672,417

Energy Equipment & Services 1.72%

Dril-Quip, Inc. (I)	68,014	3,304,800

Key Energy Services, Inc. (I)	353,607	2,584,867

Oil, Gas & Consumable Fuels 3.45%

Atlas Energy Inc.	159,255	4,169,296

Brigham Exploration Co. (I)	363,171	3,450,125

Kodiak Oil & Gas Corp. (I)	665,211	1,603,159

Rex Energy Corp. (I)	257,705	2,084,833

SandRidge Energy, Inc. (I)(L)	46,465	475,337

Financials 7.08%		24,184,925

Capital Markets 5.01%

Evercore Partners, Inc. (Class A)	279,802	9,132,737

Greenhill & Co., Inc. (L)	21,026	1,813,072

See notes to financial statements

12	Small Cap Equity Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Capital Markets (continued)

Harris & Harris Group, Inc. (I)	464,971	$1,994,726

Lazard, Ltd.	110,868	4,185,267

Commercial Banks 1.09%

IBERIABANK Corp.	45,868	1,986,543

Signature Bank (I)	55,121	1,739,619

Insurance 0.98%

Assured Guaranty, Ltd. (L)	201,023	3,332,961

Health care 21.89%		74,794,220

Biotechnology 7.04%

Alexion Pharmaceuticals, Inc. (I)	59,496	2,642,217

AMAG Pharmaceuticals, Inc. (I)(L)	146,620	5,539,304

BioMarin Pharmaceutical, Inc. (I)(L)	179,985	2,800,567

Isis Pharmaceuticals, Inc. (I)	210,262	2,664,020

Onyx Pharmaceuticals, Inc. (I)	112,260	2,986,116

OSI Pharmaceuticals, Inc. (I)(L)	80,448	2,592,035

Regeneron Pharmaceuticals, Inc. (I)	39,690	623,133

United Therapeutics Corp. (I)(L)	98,632	4,195,805

Health Care Equipment & Supplies 10.39%

Align Technology, Inc. (I)	271,575	4,269,159

Conceptus, Inc. (I)	187,798	3,293,977

Electro-Optical Sciences, Inc. (I)(L)	268,015	2,696,231

Micrus Endovascular Corp. (I)	295,293	3,490,363

Nuvasive, Inc. (I)(L)	140,882	5,112,608

Quidel Corp. (I)	92,472	1,322,350

ResMed, Inc. (I)	37,080	1,824,707

RTI Biologics, Inc. (I)	589,204	2,309,680

SenoRx, Inc. (I)	415,053	1,643,610

Somanetics Corp. (I)	169,588	2,535,341

SonoSite, Inc. (I)	103,407	2,563,460

Thoratec Corp. (I)	169,506	4,451,228

Health Care Providers & Services 0.55%

Psychiatric Solutions, Inc. (I)	91,578	1,890,170

Health Care Technology 1.13%

athenahealth, Inc. (I)(L)	102,649	3,860,629

Pharmaceuticals 2.78%

BioForm Medical, Inc. (I)	728,764	2,638,126

Eurand NV (I)	223,692	2,957,208

Inspire Pharmaceuticals, Inc. (I)	870,733	3,892,176

Industrials 14.72%		50,301,637

Aerospace & Defense 1.20%

Aerovironment, Inc. (I)(L)	153,305	4,087,111

Air Freight & Logistics 0.93%

Hub Group, Inc. (Class A) (I)	127,894	3,179,445

Airlines 2.12%

Copa Holdings SA (Class A)	127,396	5,379,933

UAL Corp. (I)(L)	288,978	1,881,247

See notes to financial statements

Annual report | Small Cap Equity Fund	13

F I N A N C I A L  S T A T E M E N T S

Commercial Services & Supplies 3.31%

Corrections Corp. of America (I)	218,264	$5,225,240

EnerNOC, Inc. (I)(L)	155,757	4,474,899

Metalico, Inc. (I)	402,419	1,625,773

Electrical Equipment 0.66%

Fushi Copperweld, Inc. (I)	325,721	2,250,732

Machinery 0.94%

Flow International Corp. (I)	1,215,459	2,929,256

Force Protection, Inc. (I)	62,066	273,090

Marine 1.00%

Kirby Corp. (I)	100,974	3,412,921

Professional Services 1.59%

FTI Consulting, Inc. (I)	133,456	5,446,339

Road & Rail 2.97%

Genesee & Wyoming, Inc. (Class A) (I)	172,514	5,004,631

Railamerica, Inc. (I)	257,375	3,029,304

Saia, Inc. (I)	143,364	2,101,716

Information Technology 27.57%		94,207,262

Communications Equipment 2.02%

Anaren, Inc. (I)	108,269	1,582,893

Comtech Telecommunications Corp. (I)(L)	165,195	5,306,063

Internet Software & Services 7.01%

Constant Contact, Inc. (I)(L)	406,257	6,731,678

IAC/InterActiveCorp (I)	159,123	3,013,790

OpenTable, Inc. (I)(L)	68,680	1,693,649

TechTarget, Inc. (I)	263,508	1,660,100

The Knot, Inc. (I)(L)	278,358	2,970,080

ValueClick, Inc. (I)	205,530	2,022,415

VistaPrint NV (I) (L)	115,035	5,872,537

IT Services 3.58%

Euronet Worldwide, Inc. (I)	242,321	5,730,892

Telvent GIT SA	226,527	6,512,651

Semiconductors & Semiconductor Equipment 6.91%

Cypress Semiconductor Corp.	93,918	791,729

Fairchild Semiconductor International (I)	550,821	4,120,141

Netlogic Microsystems, Inc. (I)(L)	194,562	7,395,302

Silicon Laboratories, Inc. (I)	197,838	8,289,412

Skyworks Solutions, Inc. (I)(L)	133,795	1,395,482

Varian Semiconductor Equipment Associates, Inc. (I)(L)	57,100	1,621,069

Software 8.05%

Concur Technologies, Inc. (I)(L)	240,341	8,565,753

Monotype Imaging Holdings, Inc. (I)	537,394	4,041,203

NetSuite, Inc. (I)(L)	363,666	5,080,414

Rosetta Stone, Inc. (I)(L)	252,654	5,242,571

Ultimate Software Group, Inc. (I)	179,045	4,567,438

See notes to financial statements

14	Small Cap Equity Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Shares	Value
Materials 6.63%		$22,671,414

Chemicals 3.12%

Ferro Corp.	169,584	1,039,550

LSB Industries, Inc. (I)	312,416	3,873,958

Neo Material Technologies, Inc. (I)	1,287,684	4,105,642

Rockwood Holdings, Inc. (I)	82,277	1,635,667

Metals & Mining 3.51%

Capstone Mining Corp. (I)	782,765	2,112,355

Horsehead Holding Corp. (I)	325,030	3,097,536

Northgate Minerals Corp. (I)	980,460	2,539,391

Thompson Creek Metals Co., Inc. (I)(L)	298,211	3,013,426

Walter Energy, Inc.	21,434	1,253,889

Preferred Stocks 0.53%		$1,813,654

(Cost $2,060,970)

Industrials 0.53%		1,813,654

Machinery 0.53%

Force Protection, Inc. (I)	412,194	1,813,654

Warrants 0.82%		$2,795,677

(Cost $2,481,103)

Information Technology 0.03%

Access Integrated Technologies, Inc., (Expiration date 7/19/2010;
strike price $11.00) (I)	75,000	—

Electro-Optical Sciences, Inc., (Expiration date 10-31-2011;
strike price $6.70) (I)	26,639	94,746

Materials 0.79%

Avalon Rare Metals, Inc. (I)	1,191,253	2,700,931

		Yield*	Shares	Value

Short-Term Investments 28.46%				$97,273,701

(Cost $97,236,840)

Cash Equivalents 26.68%				91,183,707
John Hancock Collateral Investment
Trust (T)(W)		0.2561% (Y)	9,108,897	91,183,707

		Maturity
	Yield*	date	Par value	Value
U.S. Government Agency 1.17%				3,999,994
Federal Home Loan Bank, Discount Note	0.050%	11-02-09	$4,000,000	3,999,994

See notes to financial statements

Annual report | Small Cap Equity Fund	15

F I N A N C I A L  S T A T E M E N T S

	Shares	Value
Repurchase Agreement 0.61%		$2,090,000
Repurchase Agreement with State Street Corp. dated
10-30-09 at 0.01% to be repurchased at $2,090,001
on 11-2-09, collateralized by $2,135,000 Federal Home
Loan Mortgage Corp., 2.00% due 9-28-12
(valued at $2,135,000, including interest)	2,090,000	2,090,000

Total investments (Cost $407,013,910)† 126.95%		$433,839,580

Other assets and liabilities, net (26.95%)		($92,101,099)

Total net assets 100.00%		$341,738,481

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate, or, for floating rate securities, the rate at period end.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of October 31, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of the Adviser.

(Y) The rate shown is the annualized seven-day yield as of October 31, 2009.

† At October 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $410,987,267. Net unrealized appreciation aggregated $22,852,313, of which $60,179,705 related to appreciated investment securities and $37,327,392 related to depreciated investment securities.

See notes to financial statements

16	Small Cap Equity Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $315,867,064) including
$86,777,431 of securities loaned (Note 2)	$342,655,873
Investments in affiliated issuers, at value (Cost $91,146,846) (Note 2)	91,183,707

Total investments, at value (Cost $407,013,910)	433,839,580
Receivable for investments sold	6,722,846
Receivable for fund shares sold	225,665
Receivable for securities lending income	42,067
Other receivables and prepaid assets	117,416

Total assets	440,947,574

Liabilities

Due to custodian	527,624
Payable for investments purchased	5,571,565
Payable for fund shares repurchased	1,597,460
Payable upon return of securities loaned (Note 2)	91,152,173
Payable to affiliates
Accounting and legal services fees	3,690
Transfer agent fees	142,440
Distribution and service fees	13,807
Trustees’ fees	75,329
Other liabilities and accrued expenses	125,005

Total liabilities	99,209,093

Net assets

Capital paid-in	$705,193,374
Accumulated net investment loss	(271,572)
Accumulated net realized loss on investments, options written and foreign
currency transactions	(390,008,991)
Net unrealized appreciation (depreciation) on investments	26,825,670

Net assets	$341,738,481

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($278,777,676 ÷ 17,134,761 shares)	$16.27
Class B ($36,540,759 ÷ 2,464,078 shares)	$14.83
Class C ($18,210,956 ÷ 1,226,975 shares)	$14.84
Class I ($8,209,090 ÷ 478,421 shares)	$17.16

Maximum offering price per share

Class A (net asset value per share ÷ 95%)	$17.13

See notes to financial statements

Annual report | Small Cap Equity Fund	17

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 10-31-09

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$850,638
Securities lending	295,191
Interest	189,446
Less foreign taxes withheld	(14,129)

Total investment income	1,321,146

Expenses

Investment management fees (Note 5)	2,202,547
Distribution and service fees (Note 5)	1,327,137
Accounting and legal services fees (Note 5)	60,532
Transfer agent fees (Note 5)	1,810,675
Trustees’ fees (Note 6)	40,018
State registration fees	19,227
Printing and postage fees	143,533
Professional fees	76,364
Custodian fees	17,406
Registration and filing fees	26,186
Proxy fees	89,390
Other	113,293

Total expenses	5,926,308
Less expense reductions (Note 5)	(168,835)

Net expenses	5,757,473

Net investment loss	(4,436,327)

Realized and unrealized gain

Net realized gain (loss) on
Investments in unaffiliated issuers	(46,815,206)
Investments in affiliated issuers	(5,326)
Written options (Note 4)	135,928
Foreign currency transactions	(78,644)
(46,763,248)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	123,439,654
Investments in affiliated issuers	8,657,835

Net realized and unrealized gain	85,334,241

Increase in net assets from operations	$80,897,914

See notes to financial statements

18	Small Cap Equity Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-09	10-31-08
Increase (decrease) in net assets

From operations
Net investment loss	($4,436,327)	($5,982,204)
Net realized loss	(46,763,248)	(135,133,891)
Change in net unrealized appreciation (depreciation)	132,097,489	(192,279,691)

Increase (decrease) in net assets resulting from operations	80,897,914	(333,395,786)

From Fund share transactions (Note 7)	(47,348,923)	(124,005,031)

Total increase (decrease)	33,548,991	(457,400,817)

Net assets

Beginning of year	308,189,490	765,590,307
End of year	$341,738,481	$308,189,490

Accumulated net investment loss	($271,572)	($53,018)

See notes to financial statements

Annual report | Small Cap Equity Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05

Per share operating performance
Net asset value, beginning of year	$12.58	$24.60	$22.00	$20.00	$17.38
Net investment loss[1]	(0.18)	(0.18)[2]	(0.26)	(0.21)	(0.20)
Net realized and unrealized gain (loss) on
investments	3.87	(11.84)	2.86	2.21	2.82
Total from investment operations	3.69	(12.02)	2.60	2.00	2.62
Net asset value, end of year	$16.27	$12.58	$24.60	$22.00	$20.00
Total return (%)	29.33[3]	(48.86)[3]	11.82	10.00[3]	15.07[3]

Ratios and supplemental data

Net assets, end of year (in millions)	$279	$240	$539	$620	$214
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77[4]	1.49	1.40	1.42	1.47
Expenses net of fee waivers	1.71[4]	1.49	1.40	1.40	1.42
Expenses net of fee waivers and credits	1.71[4]	1.49	1.40	1.40	1.42
Net investment loss	(1.30)	(0.95)[2]	(1.14)	(1.00)	(1.05)
Portfolio turnover (%)	141	58	35	30	38

1 Based on the average of the shares outstanding.

2 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.07 and 0.35%, respectively.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS B SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05

Per share operating performance

Net asset value, beginning of year	$11.55	$22.77	$20.50	$18.77	$16.43
Net investment loss[1]	(0.25)	(0.31)[2]	(0.40)	(0.34)	(0.31)
Net realized and unrealized gain (loss) on
investments	3.53	(10.91)	2.67	2.07	2.65
Total from investment operations	3.28	(11.22)	2.27	1.73	2.34
Net asset value, end of year	$14.83	$11.55	$22.77	$20.50	$18.77
Total return (%)	28.40[3]	(49.28)[3]	11.07	9.22[3]	14.24[3]

Ratios and supplemental data

Net assets, end of year (in millions)	$37	$46	$146	$189	$140
Ratios (as a percentage of average net assets):
Expenses before reductions	2.49[4]	2.19	2.10	2.12	2.17
Expenses net of fee waivers	2.45[4]	2.19	2.10	2.10	2.12
Expenses net of fee waivers and credits	2.45[4]	2.19	2.10	2.10	2.12
Net investment loss	(2.03)	(1.70)[2]	(1.84)	(1.71)	(1.75)
Portfolio turnover (%)	141	58	35	30	38

1 Based on the average of the shares outstanding.

2 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.06 and 0.35%, respectively.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements

20	Small Cap Equity Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

CLASS C SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05

Per share operating performance

Net asset value, beginning of year	$11.56	$22.77	$20.50	$18.77	$16.43
Net investment loss[1]	(0.26)	(0.30)[2]	(0.40)	(0.35)	(0.31)
Net realized and unrealized gain (loss) on
investments	3.54	(10.91)	2.67	2.08	2.65
Total from investment operations	3.28	(11.21)	2.27	1.73	2.34
Net asset value, end of year	$14.84	$11.56	$22.77	$20.50	$18.77
Total return (%)	28.37[3]	(49.23)[3]	11.07	9.22[3]	14.24[3]

Ratios and supplemental data

Net assets, end of year (in millions)	$18	$17	$43	$54	$48
Ratios (as a percentage of average net assets):
Expenses before reductions	2.49[4]	2.19	2.10	2.12	2.17
Expenses net of fee waivers	2.43[4]	2.19	2.10	2.10	2.12
Expenses net of fee waivers and credits	2.43[4]	2.19	2.10	2.10	2.12
Net investment loss	(2.01)	(1.67)[2]	(1.84)	(1.71)	(1.75)
Portfolio turnover (%)	141	58	35	30	38

1 Based on the average of the shares outstanding.

2 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.06 and 0.35%, respectively.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS I SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05

Per share operating performance

Net asset value, beginning of year	$13.16	$25.57	$22.73	$20.56	$17.77
Net investment loss[1]	(0.07)	(0.12)[2]	(0.14)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on
investments	4.07	(12.29)	2.98	2.27	2.89
Total from investment operations	4.00	(12.41)	2.84	2.17	2.79
Net asset value, end of year	$17.16	$13.16	$25.57	$22.73	$20.56
Total return (%)	30.40[3]	(48.53)[3]	12.49	10.55	15.70

Ratios and supplemental data

Net assets, end of year (in millions)	$8	$3	$34	$23	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[4]	0.84	0.83	0.85	0.87
Expenses net of fee waivers	0.91[4]	0.84	0.83	0.85	0.87
Expenses net of fee waivers and credits	0.91[4]	0.84	0.83	0.85	0.87
Net investment loss	(0.49)	(0.57)[2]	(0.59)	(0.45)	(0.50)
Portfolio turnover (%)	141	58	35	30	38

1 Based on the average of the shares outstanding.

2 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.07 and 0.35%, respectively.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements

Annual report | Small Cap Equity Fund	21

Notes to financial statements

Note 1
Organization

John Hancock Small Cap Equity Fund (the Fund) is a diversified series of John Hancock Investment Trust II (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase. Effective at the close of business on August 21, 2009, Class R1 converted into Class A.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December18, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by independent pricing services, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations, or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by Manulife Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments as part of the securities lending program.

22	Small Cap Equity Fund | Annual report

Other assets and securities for which no such market quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2009, by major security category or security type:

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

Consumer Discretionary	$46,006,416	—	—	$46,006,416

Consumer Staples	2,118,257	—	—	2,118,257

Energy	17,672,417	—	—	17,672,417

Financials	24,184,925	—	—	24,184,925

Health Care	74,794,220	—	—	74,794,220

Industrials	50,301,637	1,813,654	—	52,115,291

Information Technology	94,207,262	94,746	—	94,302,008

Materials	22,421,433	2,950,912	—	25,372,345

Short-Term Investments	91,183,707	6,089,994	—	97,273,701

Total Investments in	$422,890,274	$10,949,306	—	$433,839,580
Securities

Annual report | Small Cap Equity Fund	23

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts/ premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending its securities either in the form of fees, and/ or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

24	Small Cap Equity Fund | Annual report

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Expenses

The majority of expenses are directly identifiable to an individual fund. Fund expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended October 31, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $386,032,949 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that the carryforward is used by the Fund, it will reduce the amount of capital gain distributions to be paid. The loss carryforwards expire as follows: October 31, 2017 — $46,433,872, October 31, 2016— $132,704,352, October 31, 2014 —$1,384,074, October 31,2011— $65,557,630, and October 31, 2010 — $139,953,021.

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s Federal tax return is subject to examination by the Internal Revenue Service for a period of three years

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. There were no distributions during the years ended October 31, 2009 and 2008. Distributions paid by the Fund with respect to

Annual report | Small Cap Equity Fund	25

each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2009, the Fund has no distributable earning on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to net operating losses, passive foreign investment companies and expiration of capital loss carryforward.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4
Financial Instruments

Options

The Fund may purchase and sell put and call options on securities, securities indices, currencies, swaps and futures contracts. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. The Fund may use options to manage against possible changes in the market value of the Fund’s assets, mitigate exposure to fluctuations in currency values or interest rates, or protect the Fund’s unrealized gains. In addition, the Fund may use options to facilitate investment transactions by protecting the Fund against a change in the market price of the investment, to enhance potential gains, or as a substitute for the purchase or sale of securities or currency.

Options listed on an exchange, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Using an independent pricing source, options not listed on an exchange are valued at the mean between the last bid and ask prices.

When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Losses may arise when buying and selling options if there is an illiquid secondary market for the options, which may cause a party to receive less than would be received in a liquid market, or if the counterparties do not perform under the terms of the options.

During the year ended October 31, 2009, the Fund used options to hedge against anticipated changes in securities markets and gain exposure to certain securities markets.

26	Small Cap Equity Fund | Annual report

ISSUER, DESCRIPTION	NUMBER OF CONTRACTS	PREMIUMS RECEIVED (PAID)

Outstanding, beginning of period	—	—

Options written	3,974	$174,853

Options closed	(1,987)	(102,329)

Options exercised	—	—

Options expired	(1,987)	(72,524)
Outstanding, end of period	—	—

The Fund had no outstanding written options on October 31, 2009.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the year ended October 31, 2009:

	WRITTEN OPTIONS	TOTAL

Statement of Operations location —
Net realized gain (loss) on options
Equity contracts	$135,928	$135,928
Total	$135,928	$135,928

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.700% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 0.685% in excess of $1,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the year ended October 31, 2009, were equivalent to an annual effective rate of 0.70% of the Fund’s average daily net assets.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund accounting and legal services fees incurred for the year ended October 31, 2009, were equivalent to an annual effective rate of 0.02% of the Fund’s average daily net assets.

The Fund has a distribution agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 1.00% of average daily net asset value of Class C and daily payments of 0.30% and 1.00% of average daily net asset value of Class A and Class B, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s Rule 12b-1 payments could occur under certain circumstances.

Annual report | Small Cap Equity Fund	27

Class A shares are assessed up-front sales charges. During the year ended October 31, 2009, the Distributor received net up-front sales charges of $129,081 with regard to sales of Class A shares. Of this amount, $16,649 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $90,774 was paid as sales commissions to unrelated broker-dealers and $21,658 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2009, CDSCs received by the Distributor amounted to $51,453 for Class B shares and $1,308 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05% and 0.04% for Classes A, B, C and I shares, respectively, of each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of pocket expenses. During the year ended October 31, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $195 for transfer agent credits earned.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the year ended October 31, 2009, these fees totaled $168,640.

Class level expenses for the year ended October 31, 2009 were as follows:

Distribution and		Transfer
Share class	service fees	agent fees

Class A	$751,313	$1,466,390
Class B	395,594	239,291
Class C	169,498	101,778
Class I	—	1,025
Converted Classes	10,732	2,191
Total	$1,327,137	$1,810,675

Note 6 Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

28	Small Cap Equity Fund | Annual report

Note 7

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended October 31, 2009 and October 31, 2008, along with the corresponding dollar value.

	Year ended 10-31-09		Year ended 10-31-08

	Shares	Amount	Shares	Amount
Class A shares

Sold	4,231,947	$55,401,846	2,242,608	$42,660,901
Issued in class	96,428	1,626,599	—	—
Repurchased	(6,282,145)	(83,377,799)	(5,060,663)	(95,516,596)
Net decrease	(1,953,770)	($26,349,354)	(2,818,055)	($52,855,695)

Class B shares

Sold	365,049	$4,841,799	282,742	$4,927,626
Repurchased	(1,876,988)	(23,511,844)	(2,735,539)	(48,004,839)
Net decrease	(1,511,939)	($18,670,045)	(2,452,797)	($43,077,213)

Class C shares

Sold	154,124	$1,883,380	91,372	$1,574,827
Repurchased	(408,258)	(4,933,719)	(516,263)	(9,084,382)
Net decrease	(254,134)	($3,050,339)	(424,891)	($7,509,555)

Class I shares

Sold	1,876,016	$23,237,676	265,233	$5,448,541
Repurchased	(1,661,717)	(20,383,912)	(1,329,656)	(26,073,064)
Net increase (decrease)	214,299	$2,853,764	(1,064,423)	($20,624,523)

Class R1 shares[1]

Sold	49,802	$631,789	53,455	$1,009,332
Issued in class	(97,533)	(1,626,599)	—	—
Repurchased	(76,911)	(1,138,139)	(50,403)	(947,377)
Net increase (decrease)	(124,642)	($2,132,949)	3,052	$61,955

Net decrease	(3,630,186)	($47,348,923)	(6,757,114)	($124,005,031)

[1] Effective at the close of business on August 21, 2009, Class R1 converted into Class A.

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the year ended October 31, 2009, aggregated $518,087,317 and $480,300,135, respectively.

                                                                                                                                                                                                                                                                            Annual report | Small Cap Equity Fund    29

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust II and Shareholders of
John Hancock Small Cap Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Small Cap Equity Fund (the “Fund”) at October 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2009 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 18, 2009

30	Small Cap Equity Fund | Annual report

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Subadvisory Agreement

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust II (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and

(ii) the investment Subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Small Cap Equity Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category), a peer group of comparable funds (the Peer Group) and a benchmark

Annual report | Small Cap Equity Fund	31

index. The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board noted that the Fund’s performance for the 1-, 3- and 5-year periods was lower than the median for the Category and Peer Group, and its benchmark index, the Russell 2000 Growth Index. The Board viewed favorably that the Fund’s performance for the 10-year period was higher than the median of the Category and Peer Group, and its benchmark index. The Adviser discussed with the Board the portfolio manager change that occurred in August 2008 and provided the Board with additional information about the Fund’s performance. The Board noted that the Fund’s performance as of May 2009 was improved. The Board concluded that the Fund’s more recent underperformance was being responsibly addressed by the Adviser and Subadviser.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Category and Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Net and Gross Expense Ratios were inline with the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized

32	Small Cap Equity Fund | Annual report

the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Annual report | Small Cap Equity Fund	33

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Investment Trust II and its series, John Hancock Small Cap Equity Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Investment Trust II.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of John Hancock Investment Trust II, (the “Trust):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	51,371,074.0977	55.195%	93.585%
Withhold	3,521,586.8063	3.784%	6.415%
TOTAL	54,892,660.9040	58.979%	100.000%

John G. Vrysen
Affirmative	51,314,753.0825	55.135%	93.482%
Withhold	3,577,907.8215	3.844%	6.518%
TOTAL	54,892,660.9040	58.979%	100.000%

James F. Carlin
Affirmative	51,323,181.8419	55.144%	93.497%
Withhold	3,569,479.0621	3.835%	6.503%
TOTAL	54,892,660.9040	58.979%	100.000%

William H. Cunningham
Affirmative	51,286,832.0117	55.105%	93.431%
Withhold	3,605,828.8923	3.874%	6.569%
TOTAL	54,892,660.9040	58.979%	100.000%

Deborah Jackson
Affirmative	51,378,746.4717	55.203%	93.599%
Withhold	3,513,914.4323	3.776%	6.401%
TOTAL	54,892,660.9040	58.979%	100.000%

Charles L. Ladner
Affirmative	51,363,455.1362	55.187%	93.571%
Withhold	3,529,205.7678	3.792%	6.429%
TOTAL	54,892,660.9040	58.979%	100.000%

Stanley Martin
Affirmative	51,320,366.2440	55.141%	93.492%
Withhold	3,572,294.6600	3.838%	6.508%
TOTAL	54,892,660.9040	58.979%	100.000%

Patti McGill Peterson
Affirmative	51,254,066.7408	55.070%	93.371%
Withhold	3,638,594.1632	3.909%	6.629%
TOTAL	54,892,660.9040	58.979%	100.000%

34	Small Cap Equity Fund | Annual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	51,346,673.9107	55.169%	93.540%
Withhold	3,545,986.9933	3.810%	6.460%
TOTAL	54,892,660.9040	58.979%	100.000%

Steven R. Pruchansky
Affirmative	51,312,505.7029	55.132%	93.478%
Withhold	3,580,155.2011	3.847%	6.522%
TOTAL	54,892,660.9040	58.979%	100.000%

Gregory A. Russo
Affirmative	51,309,220.3348	55.129%	93.472%
Withhold	3,583,440.5692	3.850%	6.528%
TOTAL	54,892,660.9040	58.979%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Investment Trust II and its series, John Hancock Small Cap Equity Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 2: A new form of Advisory Agreement between John Hancock Investment Trust II and John Hancock Advisers, LLC.

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between the Trust and John Hancock Advisers, LLC.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	8,865,102.2623	37.120%	69.945%
Against	548,911.4902	2.298%	4.331%
Abstain	519,216.9985	2.174%	4.097%
Broker Non-Votes	2,741,105.0000	11.477%	21.627%
TOTAL	12,674,335.7510	53.069%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

3. Approval of the following changes to fundamental investment Restrictions:

PROPOSALS 3A- 3F PASSED ON MAY 5, 2009.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	8,836,093.8056	36.998%	69.717%
Against	531,825.5488	2.227%	4.196%
Abstain	565,312.3966	2.367%	4.460%
Broker Non-Votes	2,741,104.0000	11.477%	21.627%
TOTAL	12,674,335.7510	53.069%	100.000%

Annual report | Small Cap Equity Fund	35

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3B. Revise: Diversification

Affirmative	8,916,402.8692	37.335%	70.350%
Against	484,168.2961	2.027%	3.820%
Abstain	532,664.5857	2.230%	4.203%
Broker Non-Votes	2,741,100.0000	11.477%	21.627%
TOTAL	12,674,335.7510	53.069%	100.000%

3C. Revise: Underwriting

Affirmative	8,794,895.4025	36.826%	69.392%
Against	581,052.1687	2.433%	4.584%
Abstain	557,285.1798	2.333%	4.397%
Broker Non-Votes	2,741,103.0000	11.477%	21.627%
TOTAL	12,674,335.7510	53.069%	100.000%

3D. Revise: Real Estate

Affirmative	8,760,745.5193	36.682%	69.122%
Against	632,076.4863	2.647%	4.987%
Abstain	540,409.7454	2.263%	4.264%
Broker Non-Votes	2,741,104.0000	11.477%	21.627%
TOTAL	12,674,335.7510	53.069%	100.000%

3E. Revise: Loans

Affirmative	8,794,041.0448	36.822%	69.384%
Against	611,107.0377	2.559%	4.822%
Abstain	528,085.6685	2.211%	4.167%
Broker Non-Votes	2,741,102.0000	11.477%	21.627%
TOTAL	12,674,335.7510	53.069%	100.000%

3F. Revise: Senior Securities

Affirmative	8,769,342.8094	36.718%	69.190%
Against	566,445.1381	2.372%	4.469%
Abstain	597,440.8035	2.502%	4.714%
Broker Non-Votes	2,741,107.0000	11.477%	21.627%
TOTAL	12,674,335.7510	53.069%	100.000%

36	Small Cap Equity Fund | Annual report

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to “compensation” plans.

PROPOSAL 4 PASSED FOR CLASSES A AND B BUT DID NOT PASS FOR CLASSES C AND R1 SHARES ON MAY 5, 2009. (There was no Quorum for Class R1)

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	6,717,902.2002	36.248%	69.842%
Against	521,861.4071	2.816%	5.425%
Abstain	501,363.6427	2.705%	5.212%
Broker Non-Votes	1,877,656.0000	10.131%	19.521%
TOTAL	9,618,783.2500	51.900%	100.000%

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Shares
Present

Affirmative	1,512,374.0161	42.497%	67.712%
Against	105,070.4010	2.952%	4.704%
Abstain	51,724.8679	1.453%	2.316%
Broker Non-Votes	564,360.0000	15.858%	25.268%
TOTAL	2,233,529.2850	62.760%	100.000%

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	399,973.3192	28.795%	52.623%
Against	29,805.5240	2.146%	3.921%
Abstain	31,385.1838	2.260%	4.129%
Broker Non-Votes	298,916.0000	21.521%	39.327%
TOTAL	760,080.0270	54.722%	100.000%

Class R1—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	17,198.2070	12.660%	84.649%
Against	186.0000	.137%	.915%
Abstain	2,932.0000	2.158%	14.431%
Broker Non-Votes	1.0000	.001%	.005%
TOTAL	20,317.2070	14.956%	100.000%

Annual report | Small Cap Equity Fund	37

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 PASSED ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	8,709,682.0683	36.469%	68.719%
Against	687,032.6169	2.877%	5.421%
Abstain	536,513.0658	2.246%	4.233%
Broker Non-Votes	2,741,108.0000	11.477%	21.627%
TOTAL	12,674,335.7510	53.069%	100.000%

Proposal 6: To revise merger approval requirements for the Trust.

PROPOSAL 6 DID NOT PASS ON MAY 5, 2009.

6. Revision to merger approval requirements.
		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	36,396,573.8155	39.106%	66.305%
Against	2,995,928.9062	3.219%	5.458%
Abstain	2,515,380.1823	2.703%	4.582%
Broker Non-Votes	12,984,778.0000	13.951%	23.655%
TOTAL	54,892,660.9040	58.979%	100.000%

38	Small Cap Equity Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	1996	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2005	47

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2005	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009), Lincoln National Corporation (insurance) (since 2006), Resolute Energy Corporation (oil and gas) (since 2009), Southwest Airlines (since 2000), Hayes Lemmerz International, Inc. (diversified automotive parts supply company) (2003–2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner, Born: 1938	2004	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Annual report | Small Cap Equity Fund	39

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	1996	47

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator and Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2005	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2009	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	262

Senior Executive Vice President (since 2009), Executive Vice President (1999–2009), Manulife Financial
Corporation; Director and President, John Hancock Variable Life Insurance Company (since 2007);
Director and Executive Vice President, John Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC (holding company) and
John Hancock Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management
Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.)
(until 2004).

40	Small Cap Equity Fund | Annual report

Non-Independent Trustees[3] (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen,[4] Born: 1955	2009	47

Senior Vice President (since 2006), Vice President (until 2006), Manulife Financial Corporation;
Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, The
Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC (“JHIMS”), and
John Hancock Funds, LLC (since 2007); Chief Operating Officer, JHF II and JHT (since 2007); Chief
Operating Officer, John Hancock Funds and JHF III (2007–2009); Director, John Hancock Signature
Services, Inc. (“Signature Services”) (since 2005); Chief Financial Officer, John Hancock Advisers, LLC,
The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.) (“MFC Global (U.S.)”),
JHIMS, John Hancock Funds, LLC, JHF, JHF II, JHF III and JHT (2005–2007).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and other		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global (U.S.) (since 2005); Chairman and Director, Signature Services
(since 2005); Director, President and Chief Executive Officer, John Hancock Investment Management
Services, LLC (since 2006); President and Chief Executive Officer, John Hancock Funds (since 2005) and
JHF III (since 2006); Executive Vice President (since 2009), President and Chief Executive Officer (until
2009), JHT and JHF II; Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since
2003); Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice
President, John Hancock Funds, LLC (until 2005).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock Funds and JHF
III; Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

Annual report | Small Cap Equity Fund	41

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel for John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2006); Secretary and Chief
Legal Counsel, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC
(since 2008); Secretary, John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007);
Vice President and Associate General Counsel for Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel for MML Series Investment Fund (2000–2006);
Secretary and Chief Legal Counsel for MassMutual Institutional Funds (2000–2004); Secretary and
Chief Legal Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Chief Compliance Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2005); Chief Compliance
Officer, John Hancock Advisers, LLC and JHIMS (since 2007); Vice President and Chief Compliance
Officer, John Hancock Advisers, LLC and JHIMS (until 2007); Vice President and Chief Compliance
Officer, MFC Global (U.S.) (2005–2008); Vice President and Assistant Treasurer, Fidelity Group of
Funds (until 2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Treasurer for John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since May 2009); Assistant
Treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007); Vice
President and Senior Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst &
Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services,
LLC (since 2007); Chief Financial Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–
2007); Vice President, Goldman Sachs (2005–2007); Managing Director and Treasurer of Scudder
Funds, Deutsche Asset Management (2003–2005).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee. Mr. Pruchansky was appointed by the Board of Trustees effective September 1, 2009.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Vrysen was elected by the shareholders at a special meeting on April 16, 2009.

42	Small Cap Equity Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson,Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky††
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott‡	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on FormN-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 toreceive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Small Cap Equity Fund	43

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.	3700A 10/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/09

John Hancock
MUTUAL FUNDS

John Hancock
Financial Industries Fund

Annual Report
10.31.09

Management’s discussion of
Fund performance

By MFC Global Investment Management (U.S.) LLC

The 12 months ended October 31, 2009, covered a remarkable period that included the depths of the credit crisis and subsequent dramatic rebound in the economy and financial markets. The unprecedented response taken by the Federal Reserve and Treasury helped stabilize financial markets and fueled a dramatic stock market rebound that helped financial shares recover most of their losses. John Hancock Financial Industries Fund’s Class A shares returned 7.02% at net asset value. By comparison, the return for the Standard & Poor’s 500 Financial Index was –7.11%. The broad S&P 500 Index returned 9.80%.

The key contribution to relative results versus the S&P 500 Financial Index came from stock selection and an underweight position in money-center banks and large, regional lenders. Our active management of these positions meant the Fund was underrepresented in many of the hardest-hit names in the sector. At the same time, we added to the Fund’s stakes in companies whose stocks we thought were attractively valued as a result of the dramatic sell-off. Examples of these names included Bank of America Corp., SunTrust Banks, U.S. Bancorp. and Wells Fargo & Co., among others. The Fund also benefited from an overweight to capital market shares, which benefited in recent months from rising asset values and the sheer volume of fixed-income and equity market activity. The Fund’s performance relative to the benchmark was hurt by its positioning in some of the more conservative industry groups, such as reinsurance, insurance brokerage and property and casualty insurance. Generally speaking, these were less volatile stocks that did not decline as rapidly as the banks and mortgage lenders in the October to March period, and so did not rebound as sharply in the last six months or so. Examples of this phenomenon are Berkshire Hathaway, Inc., ACE, Ltd. and Axis Capital Holdings, Ltd., the latter of which we sold. Elsewhere in the portfolio, two of the largest individual detractors from the Fund’s relative results were Goldman Sachs Group, Inc. and Morgan Stanley. Both of these stocks were big contributors to the index return, and the Fund held less than the benchmark. However, they were good contributors to the Fund’s absolute results.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

6	Financial Industries Fund | Annual report

A look at performance

For the period ended October 31, 2009

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
Class	1-year	5-year	10-year	inception[2]	1-year	5-year	10-year	inception[2]

A	1.70	–4.50	–0.99	—	1.70	–20.56	–9.48	—

B	1.23	–4.43	–1.03	—	1.23	–20.25	–9.81	—

C	5.36	–4.18	–1.16	—	5.36	–19.22	–11.05	—

I1	7.60	–3.05	—	–1.79	7.60	–14.33	—	–14.50

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expense equal gross expenses are as follows: Class A — 1.51%, Class B — 2.21%, Class C — 2.21% and Class I — 0.94%. The Fund’s semiannual operating expenses will likely vary throughout the period and from year to year. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; iii) fees may be incurred for extraordinary events such as fund tax expense; and iv) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I shares prospectus.

2 From March 1, 2001.

Annual report | Financial Industries Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Financial Industries Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B2	10-31-99	$9,019	$9,019	$6,993	$9,090

C2	10-31-99	8,895	8,895	6,993	9,090

I3	3-1-01	8,550	8,550	6,409	9,825

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of October 31, 2009. The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Financial Index — Index 1 — is an unmanaged index of financial sector stocks in the Standard & Poor’s 500 Index.

Standard & Poor’s 500 Index — Index 2 — is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I share prospectus.

8	Financial Industries Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2009 with the same investment held until October 31, 2009.

	Account value	Ending value	Expenses paid during
	on 5-1-09	on 10-31-09	period ended 10-31-09[1]

Class A	$1,000.00	$1,238.60	$8.24

Class B	1,000.00	1,234.30	12.73

Class C	1,000.00	1,234.30	12.00

Class I	1,000.00	1,241.20	5.71

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Financial Industries Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2009, with the same investment held until October 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-09	on 10-31-09	period ended 10-31-09[1]

Class A	$1,000.00	$1,017.80	$7.48

Class B	1,000.00	1,014.30	11.47

Class C	1,000.00	1,014.30	10.82

Class I	1,000.00	1,020.10	5.14

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.46%, 2.26%, 2.13% and 1.01% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Financial Industries Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Bank of America Corp. (Common Stock)	5.6%	U.S. Bancorp	3.9%

JPMorgan Chase & Co.	5.0%	ACE, Ltd.	3.8%

Berkshire Hathaway, Inc. (Class A)	4.7%	State Street Corp.	3.7%

Lazard, Ltd.	4.4%	Signature Bank	3.4%

Charles Schwab Corp.	3.9%	PartnerRe, Ltd.	3.3%

Industry Composition[2,3]

Capital Markets	29%	Real Estate Investment Trusts	6%

Insurance	25%	Consumer Finance	2%

Commercial Banks	20%	Short-Term Investments & Other	5%

Diversified Financial Services	13%

1 As a percentage of net assets on October 31, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on October 31, 2009.

3 Investments concentrated in one industry may fluctuate more widely than investments across multiple industries.

Annual report | Financial Industries Fund	11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-09

	Shares	Value
Common Stocks 92.30%		$290,410,680

(Cost $279,811,559)

Financials 92.02%		289,533,478

Capital Markets 29.00%

Ameriprise Financial, Inc.	85,860	2,976,766

Bank of New York Mellon Corp.	238,741	6,364,835

BlackRock, Inc.	47,353	10,251,451

Charles Schwab Corp.	712,212	12,349,756

Goldman Sachs Group, Inc.	53,772	9,150,381

Invesco, Ltd.	99,829	2,111,383

KBW, Inc. (I)	180,822	5,063,016

Knight Capital Group, Inc. (I)	91,493	1,541,657

Lazard, Ltd.	364,481	13,759,158

Morgan Stanley	207,652	6,669,782

Northern Trust Corp.	29,149	1,464,737

State Street Corp.	280,376	11,770,184

T. Rowe Price Group, Inc.	159,348	7,765,028

Commercial Banks 18.85%

1st United Bancorp, Inc. (I)	75,057	423,321

BB&T Corp.	140,163	3,351,297

Eagle Bancorp, Inc. (I)	30,721	287,241

Fifth Third Bancorp	193,436	1,729,318

Glacier Bancorp, Inc.	138,685	1,815,387

Heritage Financial Corp.	44,119	551,929

IBERIABANK Corp.	28,163	1,219,740

KeyCorp	628,530	3,387,777

MB Financial, Inc.	29,779	532,449

PNC Financial Services Group, Inc.	170,526	8,345,542

Signature Bank (I)	339,187	10,704,742

SunTrust Banks, Inc.	36,036	688,648

SVB Financial Group (I)	17,954	740,603

TCF Financial Corp.	236,382	2,796,399

U.S. Bancorp	526,912	12,234,897

Union Bankshares Corp.	38,566	475,133

Wells Fargo & Company	347,584	9,565,512

Whitney Holding Corp.	56,586	454,386

Consumer Finance 1.70%

Discover Financial Services	379,218	5,362,143

See notes to financial statements

12	Financial Industries Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Shares	Value
Diversified Financial Services 11.28%

Bank of America Corp.	1,201,029	$17,511,003

Interactive Brokers Group, Inc. (Class A) (I)	142,291	2,278,079

JPMorgan Chase & Company	375,724	15,693,991

Insurance 25.24%

ACE, Ltd.	234,666	12,052,446

Aon Corp.	161,092	6,203,653

Assured Guaranty, Ltd.	106,350	1,763,283

Berkshire Hathaway, Inc. (Class A) (I)	148	14,652,000

HCC Insurance Holdings, Inc.	82,517	2,177,624

MetLife, Inc.	232,982	7,928,377

PartnerRe, Ltd.	136,851	10,466,364

Platinum Underwriters Holdings, Ltd.	157,836	5,645,794

Principal Financial Group, Inc.	156,401	3,916,281

Progressive Corp. (I)	232,793	3,724,688

Prudential Financial, Inc.	112,348	5,081,500

Transatlantic Holdings, Inc.	16,500	833,250

Willis Group Holdings, Ltd.	184,517	4,981,959

Real Estate Investment Trusts 5.67%

Brandywine Realty Trust	137,633	1,315,771

Franklin Street Properties Corp.	92,263	994,595

H&R Real Estate Investment Trust	80,000	970,750

ProLogis Company	190,983	2,163,837

Redwood Trust, Inc.	134,445	1,874,163

Simon Property Group, Inc.	85,030	5,772,687

Starwood Property Trust, Inc.	64,528	1,298,949

Vornado Realty Trust	32,872	1,957,856

Walter Investment Management Corp.	115,626	1,505,451

Thrifts & Mortgage Finance 0.28%

First Financial Holdings, Inc.	27,359	369,073

Flushing Financial Corp.	44,119	495,456

Industrials 0.28%		877,202

Aerospace & Defense 0.28%

AerCap Holdings NV (I)	104,678	877,202

Preferred Stocks 1.87%		$5,888,180

(Cost $2,786,574)

Financials 1.87%		5,888,180

Commercial Banks 0.16%

Fifth Third Capital Trust V, 7.250%	8,473	159,377

Fifth Third Capital Trust VI, 7.250%	18,333	341,910

Diversified Financial Services 1.71%

Bank of America Corp., 8.625%	123,143	2,863,075

Bank of America Corp., 8.200%	114,407	2,523,818

See notes to financial statements

Annual report | Financial Industries Fund	13

F I N A N C I A L  S T A T E M E N T S

			Shares	Value

Convertible Preferred Stocks 0.98%				$3,073,260

(Cost $2,106,524)

Financials 0.98%				3,073,260

Commercial Banks 0.98%

Huntington Bancshares, Inc., 8.500%			2,500	2,132,500

Keycorp, Series A, 7.750%			11,600	940,760

			Par value	Value

Short-Term Investments 4.34%				$13,645,986

(Cost $13,645,986)

Repurchase Agreement 1.16%				3,646,000
Repurchase Agreement with State Street Corp. dated 10-30-09 at 0.01% to be repurchased at $3,646,003 on 11-2-09, collateralized by $3,720,000
Federal Home Loan Mortgage Corp., 2.00% due 9-28-12 (valued at
$3,733,293, including interest)			$3,646,000	3,646,000
		Maturity
	Yield*	date	Par value	Value
U.S. Government Agency 3.18%				9,999,986
Federal Home Loan Bank, Discount Note	0.050%	11-02-09	10,000,000	9,999,986

Total investments (Cost $298,350,643)† 99.49%				$313,018,106

Other assets and liabilities, net 0.51%				$1,620,134

Total net assets 100.00%				$314,638,240

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

* Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(I) Non-income producing security.

† At October 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $304,093,598. Net unrealized appreciation aggregated $8,924,508, of which $36,216,774 related to appreciated investment securities and $27,292,266 related to depreciated investment securities.

See notes to financial statements

14	Financial Industries Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Total investments, at value (Cost $298,350,643)	313,018,106
Cash	100
Receivable for investments sold	2,099,455
Receivable for fund shares sold	59,588
Dividends and interest receivable	428,362
Receivable from affiliates	37,542
Other receivables and prepaid assets	34,461

Total assets	315,677,614

Liabilities

Payable for fund shares repurchased	408,235
Payable to affiliates
Accounting and legal services fees	2,128
Transfer agent fees	274,884
Distribution and service fees	83,886
Trustees’ fees	40,995
Management fees	131,201
Other liabilities and accrued expenses	98,045

Total liabilities	1,039,374

Net assets

Capital paid-in	$398,485,711
Undistributed net investment income	504,490
Accumulated net realized loss on investments and foreign currency transactions	(99,019,279)
Net unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies	14,667,318

Net assets	$314,638,240

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($278,486,564 ÷ 30,139,485 shares)	$9.24
Class B ($21,347,528 ÷ 2,471,666 shares)[1]	$8.64
Class C ($14,798,330 ÷ 1,713,013 shares)[1]	$8.64
Class I ($5,817.82 ÷ 614.628 shares)	$9.47

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$9.73

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Financial Industries Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 10-31-09

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$5,679,939
Interest	114,984
Securities lending	42,944
Income from affiliated issuers	1,852
Less foreign taxes withheld	(10,837)

Total investment income	5,828,882

Expenses

Investment management fees (Note 4)	2,276,885
Distribution and service fees (Note 4)	1,091,786
Accounting and legal services fees (Note 4)	46,837
Transfer agent fees (Note 4)	1,369,642
Trustees’ fees (Note 5)	29,323
State registration fees	5,672
Printing and postage fees	89,006
Professional fees	59,026
Custodian fees	29,487
Registration and filing fees	38,506
Proxy fees	75,939
Other	10,744

Total expenses	5,122,853
Less expense reductions (Note 4)	(736,177)

Net expenses	4,386,676

Net investment income	1,442,206

Realized and unrealized gain (loss)

Net realized loss on
Investments	(50,806,997)
Foreign currency transactions	(74,727)
(50,881,724)
Change in net unrealized appreciation (depreciation) of
Investments	63,937,862
Translation of assets and liabilities in foreign currencies	13,725
63,951,587
Net realized and unrealized gain	13,069,863
Increase in net assets from operations	$14,512,069

See notes to financial statements

16	Financial Industries Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-09	10-31-08

Increase (decrease) in net assets

From operations
Net investment income	$1,442,206	$4,261,296
Net realized loss	(50,881,724)	(46,418,350)
Change in net unrealized appreciation (depreciation)	63,951,587	(267,889,785)

Increase (decrease) in net assets resulting from operations	14,512,069	(310,046,839)

Distributions to shareholders
From net investment income
Class A	(4,003,718)	(3,097,268)
Class B	(136,591)	—
Class C	(63,038)	—
Class I	(106)	(111)
From net realized gain
Class A	—	(121,626,792)
Class B	—	(19,539,564)
Class C	—	(3,841,552)
Class I	—	(2,351)
Total distributions	(4,203,453)	(148,107,638)
From Fund share transactions (Note 6)	(35,933,898)	27,710,281
Total decrease	(25,625,282)	(430,444,196)

Net assets

Beginning of year	340,263,522	770,707,718
End of year	$314,638,240	$340,263,522
Undistributed net investment income	$504,490	$3,340,464

See notes to financial statements

Annual report | Financial Industries Fund	17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05

Per share operating performance

Net asset value, beginning of year	$8.78	$20.21	$21.38	$19.50	$17.76
Net investment income[1]	0.05	0.11	0.13	0.13[2]	0.09
Net realized and unrealized gain (loss)
on investments	0.53	(7.62)	1.41	3.18	2.10
Total from investment operations	0.58	(7.51)	1.54	3.31	2.19
Less distributions
From net investment income	(0.12)	(0.09)	(0.14)	(0.06)	(0.12)
From net realized gain	—	(3.83)	(2.57)	(1.37)	(0.33)
Total distributions	(0.12)	(3.92)	(2.71)	(1.43)	(0.45)
Net asset value, end of year	$9.24	$8.78	$20.21	$21.38	$19.50
Total return (%)[3,4]	7.02	(45.40)	7.84	17.86	12.57

Ratios and supplemental data

Net assets, end of year (in millions)	$278	$296	$648	$703	$481
Ratios (as a percentage of average net assets):
Expenses before reductions	1.72[5]	1.51	1.40	1.46	1.48
Expenses net of all fee waivers	1.46[5]	1.39	1.35	1.40	1.44
Expenses net of all fee waivers and credits	1.46[5]	1.38	1.35	1.40	1.44
Net investment income	0.59	0.88	0.63	0.64[2]	0.50
Portfolio turnover (%)	48	52	72	25	14

1 Based on the average daily shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.04 per share and 0.22% of average net assets

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements

18	Financial Industries Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

CLASS B SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05

Per share operating performance

Net asset value, beginning of year	$8.18	$19.11	$20.34	$18.67	$17.03
Net investment income (loss)[1]	—[2]	0.02	(0.01)	0.02[3]	(0.03)
Net realized and unrealized gain (loss)
on investments	0.50	(7.12)	1.35	3.02	2.00
Total from investment operations	0.50	(7.10)	1.34	3.04	1.97
Less distributions
From net investment income	(0.04)	—	—	—	—
From net realized gain	—	(3.83)	(2.57)	(1.37)	(0.33)
Total distributions	(0.04)	(3.83)	2.57	(1.37)	(0.33)
Net asset value, end of year	$8.64	$8.18	$19.11	$20.34	$18.67
Total return (%)[4,5]	6.23	(45.76)	7.12	17.10	11.75

Ratios and supplemental data

Net assets, end of year (in millions)	$21	$30	$103	$162	$418
Ratios (as a percentage of average net assets):
Expenses before reductions	2.42[6]	2.21	2.10	2.16	2.18
Expenses net of fee waivers	2.16[6]	2.09	2.05	2.10	2.14
Expenses net of all fee waivers and credits	2.16[6]	2.08	2.05	2.10	2.14
Net investment income (loss)	(0.06)	0.19	(0.05)	0.12[3]	(0.16)
Portfolio turnover (%)	48	52	72	25	14

1 Based on the average daily shares outstanding.

2 Less than ($0.005) per share.

3 Net investment income per share and the ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.05 per share and 0.24% of average net assets.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05

Per share operating performance

Net asset value, beginning of year	$8.17	$19.09	$20.33	$18.67	$17.03
Net investment income (loss)[1]	(0.01)	0.02	(0.01)	—[2,3]	(0.03)
Net realized and unrealized gain (loss)
on investments	0.52	(7.11)	1.34	3.03	2.00
Total from investment operations	0.51	(7.09)	1.33	3.03	1.97
Less distributions
From net investment income	(0.04)	—	—	—	—
From net realized gain	—	(3.83)	(2.57)	(1.37)	(0.33)
Total distributions	(0.04)	(3.83)	(2.57)	(1.37)	(0.33)
Net asset value, end of year	$8.64	$8.17	$19.09	$20.33	$18.67
Total return (%)[4,5]	6.36	(45.76)	7.07	17.04	11.75

Ratios and supplemental data

Net assets, end of year (in millions)	$15	$14	$19	$23	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	2.41[6]	2.21	2.10	2.16	2.18
Expenses net of fee waivers	2.16[6]	2.09	2.05	2.10	2.14
Expenses net of all fee waivers and credits	2.16[6]	2.08	2.05	2.10	2.14
Net investment income (loss)	(0.14)	0.17	(0.07)	(0.01)[3]	(0.18)
Portfolio turnover (%)	48	52	72	25	14

1 Based on the average daily shares outstanding.

2 Less than $0.01 per share.

3 Net investment loss per share and the ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.04 per share and 0.23% of average net assets.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements

Annual report | Financial Industries Fund	19

F I N A N C I A L  S T A T E M E N T S

CLASS I SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05

Per share operating performance

Net asset value, beginning of year	$9.01	$20.65	$21.80	$19.85	$18.07
Net investment income[1]	0.08	0.18	0.22	0.24[2]	0.20
Net realized and unrealized gain (loss)
on investments	0.55	(7.81)	1.44	3.24	2.13
Total from investment operations	0.63	(7.63)	1.66	3.48	2.33
Less distributions
From net investment income	(0.17)	(0.18)	(0.24)	(0.16)	(0.22)
From net realized gain	—	(3.83)	(2.57)	(1.37)	(0.33)
Total distributions	(0.17)	(4.01)	(2.81)	(1.53)	(0.55)
Net asset value, end of year	$9.47	$9.01	$20.65	$21.80	$19.85
Total return (%)[3]	7.60[4]	(45.18)[4]	8.31	18.49	13.17

Ratios and supplemental data

Net assets, end of year (in millions)	—[5]	—[5]	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40[6]	0.94	0.91	0.90	0.91
Expenses net of fee waivers	0.99[6]	0.94	0.91	0.90	0.91
Expenses net of all fee waivers and credits	0.99[6]	0.93	0.91	0.90	0.91
Net investment income	1.06	1.33	1.07	1.17[2]	1.04
Portfolio turnover (%)	48	52	72	25	14

1 Based on the average daily shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.05 per share and 0.23% of average net assets.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Less than $500,000.

6 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements

20	Financial Industries Fund | Annual report

Notes to financial statements

Note 1
Organization

John Hancock Financial Industries Fund (the Fund) is a diversified series of John Hancock Investment Trust II (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. Class A, Class B, and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and its affiliates owned 100% of shares of beneficial interest of Class I on October 31, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the period and through the date that the financial statements were issued, December 18, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by independent pricing services, which utilize both dealer supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by Manulife Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset

Annual report | Financial Industries Fund	21

value each business day. JHCIT is a floating rate fund investing in money market instruments of the securities lending program.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, written options and swap contracts are stated at market value.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2009, by major security category or security type.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

Equity Securities

Financials	$298,494,918	—	—	$298,494,918

Industrials	877,202	—	—	877,202
Fixed Income Securities				—

Short-Term Investments	—	$13,645,986	—	13,645,986

Totals Investments in	$299,372,120	$13,645,986	—	$313,018,106
Securities

22	Financial Industries Fund | Annual report

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Foreign currency translation

The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Expenses

The majority of expenses are directly identifiable to an individual fund. Fund expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual report | Financial Industries Fund	23

Broker commission rebates

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund. Commission rebates are accounted for as a realized gain on securities and amounted to $2,699.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. For the year ended October 31, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $93,493,218 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distributions to be paid. The loss carryforwards expire as follows: October 31, 2016 — $43,097,304 and October 31, 2017 — $50,395,914.

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. During the year ended October 31, 2009, the tax character of distributions paid was as follows: ordinary income $4,203,453. During the year ended October 31, 2008, the tax character of distributions paid was as follows: ordinary income $26,756,420 and long-term capital gain $121,351,218. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2009, the components of distributable earnings on a tax basis included $752,228 of undistributed ordinary income.

Such distributions, and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ

24	Financial Industries Fund | Annual report

from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to partnerships.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $500,000,000, (c) 0.735% of the next $1,000,000,000 and (d) 0.725% of the Fund’s average daily net asset value in excess of $2,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the year end October 31, 2009, were equivalent to an annual effective rate of 0.80% of the Fund’s average daily net asset.

Effective March 1, 2009 until June 30, 2009, the Adviser voluntarily agreed to reimburse or limit certain expenses for each share class. The reimbursements and limits were such that these expenses did not exceed 1.39% for Class A shares, 2.09% for Class B shares, 2.09% for Class C shares and 0.94% for Class I shares.

Effective July 1, 2009, the Adviser voluntarily agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The reimbursements and limits are such that these expenses will not exceed 1.50% for Class A shares, 2.20% for Class B, shares 2.20% for Class C shares and 1.02% for Class I shares. The expense reimbursements and limits can be terminated by the Adviser at anytime.

Accordingly, the expense reductions or reimbursements related to this agreement for the year end October 31, 2009 were $186,439, $16,151, $9,069 and $20 for Class A, Class B, Class C and Class I shares respectively.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expense are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the year ended October 31, 2009, were equivalent to an annual effective rate of less than 0.02% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay

Annual report | Financial Industries Fund	25

the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% on Class A and Class C shares and daily payments of 1.00% of average daily net asset value of Class B shares. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s Rule 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2009, the Distributor received net up-front sales charges of $147,370 with regard to sales of Class A shares. Of this amount, $22,335 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $110,584 was paid as sales commissions to unrelated broker-dealers and $14,451 was paid as sales commissions to sales personnel of Signature Investors, Inc. (Signator Investors), a related broker-dealer. Signature Investors is an affiliate of the Adviser.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2009, CDSCs received by the Distributor amounted to $37,088 for Class B shares and $3,986 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, and 0.04% for Classes A, B, C, and I shares, respectively, of each class’s average daily net assets.

• The Fund pays a monthly fee which is based on an annual rate of $16.50 for each shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Signature Services agreed to contractually limit the transfer agent expenses to 0.20% for Class A, B and C shares until February 28, 2009. Waivers and reimbursements under this plan were $321,850, $30,121 and $14,972 for Classes A, B and C shares, respectively, for the year ended October 31, 2009. Effective March 1, 2009, this agreement has been terminated.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended October 31, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $172 for transfer agent credits earned.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the year ended October 31, 2009, these fees totaled $157,383.

Class level expenses for the year ended
October 31, 2009 were as follows:

	Distribution	Transfer
Share class	and service fees	agent fees

Class A	$751,831	$1,206,120
Class B	215,649	103,699
Class C	124,306	59,799
Class I	—	24
Total	$1,091,786	$1,369,642

26	Financial Industries Fund | Annual report

Note 5
Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended October 31, 2009 and October 31, 2008, along with the corresponding dollar value.

	Year ended 10-31-09		Year ended 10-31-08

	Shares	Amount	Shares	Amount
Class A shares

Sold	2,674,418	$20,232,757	4,714,738	$63,369,585
Distributions reinvested	448,015	3,194,346	7,432,383	113,566,810
Repurchased	(6,722,362)	(51,128,543)	(10,492,499)	(139,144,692)
Net increase (decrease)	(3,599,929)	($27,701,440)	1,654,622	$37,791,703

Class B shares

Sold	379,785	$2,749,221	515,597	$6,278,657
Distributions reinvested	17,473	117,243	1,290,452	18,479,270
Repurchased	(1,610,572)	(11,246,035)	(3,498,514)	(43,574,514)
Net decrease	(1,213,314)	($8,379,571)	(1,692,465)	($18,816,587)

Class C shares

Sold	476,819	$3,498,418	935,706	$11,342,240
Distributions reinvested	7,249	48,640	245,570	3,514,105
Repurchased	(463,348)	(3,399,945)	(509,725)	(6,121,180)
Net increase	20,720	$147,113	671,551	$8,735,165

Net increase (decrease)	(4,792,523)	($35,933,898)	633,709	$27,710,281

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2009, aggregated $133,304,141 and $175,118,080, respectively.

Annual report | Financial Industries Fund	27

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust II and Shareholders of
John Hancock Financial Industries Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Financial Industries Fund (the “Fund”) at October 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 18, 2009

28	Financial Industries Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2009.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2009, 100% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2009.

Shareholders will be mailed a 2009 Form 1099-DIV in January 2010. This will reflect the total of all distributions that are taxable for calendar year 2009.

Annual report | Financial Industries Fund	29

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Subadvisory Agreement

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust II (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Financial Industries Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category), a peer group of comparable funds (the Peer Group) and two benchmark indices. The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

30	Financial Industries Fund | Annual report

The Board noted that the Fund’s performance for all periods under review was lower than, but generally competitive with, the performance of the Category and Peer Group medians, and one of its benchmark indices, the Standard & Poor’s 500 Index. The Board also noted that the Fund’s performance was higher than the performance of its other benchmark index, the Standard & Poor’s 500 Financials Sector Index, for all periods under review.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was inline with the Category median and equal to the Peer Group median.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Net Expense Ratio was inline with the Peer Group median and equal to the Category median. The Board also noted that the Fund’s Gross Expense Ratio was inline with the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee

Annual report | Financial Industries Fund	31

rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

32	Financial Industries Fund | Annual report

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Investment Trust II and its series, John Hancock Financial Industries Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Investment Trust II, (the “Trust”).

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	51,371,074.0977	55.195%	93.585%
Withhold	3,521,586.8063	3.784%	6.415%
TOTAL	54,892,660.9040	58.979%	100.000%

John G. Vrysen
Affirmative	51,314,753.0825	55.135%	93.482%
Withhold	3,577,907.8215	3.844%	6.518%
TOTAL	54,892,660.9040	58.979%	100.000%

James F. Carlin
Affirmative	51,323,181.8419	55.144%	93.497%
Withhold	3,569,479.0621	3.835%	6.503%
TOTAL	54,892,660.9040	58.979%	100.000%

William H. Cunningham
Affirmative	51,286,832.0117	55.105%	93.431%
Withhold	3,605,828.8923	3.874%	6.569%
TOTAL	54,892,660.9040	58.979%	100.000%

Deborah Jackson
Affirmative	51,378,746.4717	55.203%	93.599%
Withhold	3,513,914.4323	3.776%	6.401%
TOTAL	54,892,660.9040	58.979%	100.000%

Charles L. Ladner
Affirmative	51,363,455.1362	55.187%	93.571%
Withhold	3,529,205.7678	3.792%	6.429%
TOTAL	54,892,660.9040	58.979%	100.000%

Stanley Martin
Affirmative	51,320,366.2440	55.141%	93.492%
Withhold	3,572,294.6600	3.838%	6.508%
TOTAL	54,892,660.9040	58.979%	100.000%

Patti McGill Peterson
Affirmative	51,254,066.7408	55.070%	93.371%
Withhold	3,638,594.1632	3.909%	6.629%
TOTAL	54,892,660.9040	58.979%	100.000%

Annual report | Financial Industries Fund	33

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	51,346,673.9107	55.169%	93.540%
Withhold	3,545,986.9933	3.810%	6.460%
TOTAL	54,892,660.9040	58.979%	100.000%

Steven R. Pruchansky
Affirmative	51,312,505.7029	55.132%	93.478%
Withhold	3,580,155.2011	3.847%	6.522%
TOTAL	54,892,660.9040	58.979%	100.000%

Gregory A. Russo
Affirmative	51,309,220.3348	55.129%	93.472%
Withhold	3,583,440.5692	3.850%	6.528%
TOTAL	54,892,660.9040	58.979%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Investment Trust II and its series, John Hancock Financial Industries Fund, held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Investment Trust II and John Hancock Advisers, LLC.

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between the Trust and John Hancock Advisers, LLC.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	14,734,411.9190	38.673%	67.570%
Against	895,279.4614	2.350%	4.106%
Abstain	916,934.8516	2.407%	4.205%
Broker Non-Votes	5,259,516.0000	13.805%	24.119%
TOTAL	21,806,142.2320	57.235%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3F DID NOT PASS ON MAY 5, 2009.

3. Approval of the following changes to fundamental investment restrictions:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	14,469,027.7492	37.977%	66.353%
Against	1,025,221.0561	2.691%	4.702%
Abstain	1,052,376.4267	2.762%	4.826%
Broker Non-Votes	5,259,517.0000	13.805%	24.119%
TOTAL	21,806,142.2320	57.235%	100.000%

34	Financial Industries Fund | Annual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3B. Revise: Diversification

Affirmative	14,581,688.0352	38.273%	66.870%
Against	939,875.9346	2.467%	4.310%
Abstain	1,025,061.2622	2.690%	4.701%
Broker Non-Votes	5,259,517.0000	13.805%	24.119%
TOTAL	21,806,142.2320	57.235%	100.000%

3C. Revise: Underwriting

Affirmative	14,476,362.5048	37.996%	66.387%
Against	1,015,412.5721	2.665%	4.657%
Abstain	1,054,849.1551	2.769%	4.837%
Broker Non-Votes	5,259,518.0000	13.805%	24.119%
TOTAL	21,806,142.2320	57.235%	100.000%

3D. Revise: Real Estate

Affirmative	14,353,667.7122	37.675%	65.824%
Against	1,115,337.7425	2.927%	5.115%
Abstain	1,077,619.7773	2.828%	4.942%
Broker Non-Votes	5,259,517.0000	13.805%	24.119%
TOTAL	21,806,142.2320	57.235%	100.000%

3E. Revise: Loans

Affirmative	14,338,085.5862	37.633%	65.752%
Against	1,146,463.2141	3.009%	5.258%
Abstain	1,062,077.4317	2.788%	4.871%
Broker Non-Votes	5,259,516.0000	13.805%	24.119%
TOTAL	21,806,142.2320	57.235%	100.000%

3F. Revise: Senior Securities

Affirmative	14,426,519.0075	37.865%	66.159%
Against	1,022,542.7195	2.684%	4.689%
Abstain	1,097,564.5050	2.881%	5.033%
Broker Non-Votes	5,259,516.0000	13.805%	24.119%
TOTAL	21,806,142.2320	57.235%	100.000%

Annual report | Financial Industries Fund	35

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to “compensation” plans.

PROPOSAL 4 PASSED FOR CLASS B, DID NOT PASS FOR CLASSES A AND C. (There was no Quorum for Class C)

Class A

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	12,258,176.6141	36.871%	64.453%
Against	1,174,167.4679	3.532%	6.174%
Abstain	933,476.0080	2.808%	4.908%
Broker Non-Votes	4,652,999.0000	13.996%	24.465%
TOTAL	19,018,819.0900	57.207%	100.000%

Class B

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,435,840.4810	44.316%	71.669%
Against	105,221.0909	3.248%	5.252%
Abstain	107,382.4571	3.314%	5.360%
Broker Non-Votes	354,984.0000	10.956%	17.719%
TOTAL	2,003,428.0290	61.834%	100.000%

Class C

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	482,900.2840	29.938%	61.650%
Against	22,516.0620	1.396%	2.875%
Abstain	26,333.1390	1.633%	3.362%
Broker Non-Votes	251,531.0000	15.594%	32.113%
TOTAL	783,280.4850	48.561%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 DID NOT PASS ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	14,236,883.7857	37.368%	65.289%
Against	1,259,969.4804	3.307%	5.778%
Abstain	1,049,769.9659	2.755%	4.814%
Broker Non-Votes	5,259,519.0000	13.805%	24.119%
TOTAL	21,806,142.2320	57.235%	100.000%

36	Financial Industries Fund | Annual report

Proposal 6: To revise merger approval requirements for the Trust.

PROPOSAL 6 DID NOT PASS ON MAY 5, 2009.

6. Revision to merger approval requirements.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	36,396,573.8155	39.106%	66.305%
Against	2,995,928.9062	3.219%	5.458%
Abstain	2,515,380.1823	2.703%	4.582%
Broker Non-Votes	12,984,778.0000	13.951%	23.655%
TOTAL	54,892,660.9040	58.979%	100.000%

Annual report | Financial Industries Fund	37

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	1996	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2005	47

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2005	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009), Lincoln National Corporation (insurance) (since 2006), Resolute Energy Corporation (oil and gas) (since 2009), Southwest Airlines (since 2000), Hayes Lemmerz International, Inc. (diversified automotive parts supply company) (2003–2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner, Born: 1938	2004	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

38	Financial Industries Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	1996	47

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator and Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2005	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2009	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	262

Senior Executive Vice President (since 2009), Executive Vice President (1999–2009), Manulife Financial
Corporation; Director and President, John Hancock Variable Life Insurance Company (since 2007);
Director and Executive Vice President, John Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC (holding company) and
John Hancock Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management
Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.)
(until 2004).

Annual report | Financial Industries Fund	39

Non-Independent Trustees[3] (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen,[4] Born: 1955	2009	47

Senior Vice President (since 2006), Vice President (until 2006), Manulife Financial Corporation;
Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, The
Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC (“JHIMS”), and
John Hancock Funds, LLC (since 2007); Chief Operating Officer, JHF II and JHT (since 2007); Chief
Operating Officer, John Hancock Funds and JHF III (2007–2009); Director, John Hancock Signature
Services, Inc. (“Signature Services”) (since 2005); Chief Financial Officer, John Hancock Advisers, LLC,
The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.) (“MFC Global (U.S.)”),
JHIMS, John Hancock Funds, LLC, JHF, JHF II, JHF III and JHT (2005–2007).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and other		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global (U.S.) (since 2005); Chairman and Director, Signature Services
(since 2005); Director, President and Chief Executive Officer, John Hancock Investment Management
Services, LLC (since 2006); President and Chief Executive Officer, John Hancock Funds (since 2005) and
JHF III (since 2006); Executive Vice President (since 2009), President and Chief Executive Officer (until
2009), JHT and JHF II; Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since
2003); Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice
President, John Hancock Funds, LLC (until 2005).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock Funds and JHF
III; Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

40	Financial Industries Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel for John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2006); Secretary and Chief
Legal Counsel, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC
(since 2008); Secretary, John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007);
Vice President and Associate General Counsel for Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel for MML Series Investment Fund (2000–2006);
Secretary and Chief Legal Counsel for MassMutual Institutional Funds (2000–2004); Secretary and
Chief Legal Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Chief Compliance Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2005); Chief Compliance
Officer, John Hancock Advisers, LLC and JHIMS (since 2007); Vice President and Chief Compliance
Officer, John Hancock Advisers, LLC and JHIMS (until 2007); Vice President and Chief Compliance
Officer, MFC Global (U.S.) (2005–2008); Vice President and Assistant Treasurer, Fidelity Group of
Funds (until 2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Treasurer for John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since May 2009); Assistant
Treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007); Vice
President and Senior Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst &
Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services,
LLC (since 2007); Chief Financial Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–
2007); Vice President, Goldman Sachs (2005–2007); Managing Director and Treasurer of Scudder
Funds, Deutsche Asset Management (2003–2005).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee. Mr. Pruchansky was appointed by the Board of Trustees effective September 1, 2009.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Vrysen was elected by the shareholders at a special meeting on April 16, 2009.

Annual report | Financial Industries Fund	41

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky††
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott‡	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

   *Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
  †Non-Independent Trustee
  ‡Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

42	Financial Industries Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Financial Industries Fund.	7000A 10/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/09

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2009, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $80,883 for the fiscal year ended October 31, 2009 (itemized as follows: John Hancock Financial Industries Fund - $25,885, John Hancock Regional Bank Fund - $27,631 and John Hancock Small Cap Equity Fund - $27,367) and $112,411 for the fiscal year ended October 31, 2008 (itemized as follows: John Hancock Financial Industries Fund - $32,719, John Hancock Regional Bank Fund - $41,421 and John Hancock Small Cap Equity Fund - $38,271). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related service fees for the fiscal year ended October 31, 2009 amounted to $3,552 (itemized as follows: John Hancock Financial Industries Fund - $1,184, John Hancock Regional Bank Fund - $1,184 and John Hancock Small Cap Equity Fund $1,184) and there were no audit-related fees during the fiscal year ended October 31, 2008 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $7,766 for the fiscal year ended October 31, 2009 (itemized as follows: John Hancock Financial Industries Fund - $2,752, John Hancock Regional Bank Fund - $2,343 and John Hancock Small Cap Equity Fund - $2,671) and $10,450 for the fiscal year ended October 31, 2008 (itemized as follows: John Hancock Financial Industries Fund - $3,000, John Hancock Regional Bank Fund - $3,500. The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

Other fees for the fiscal year ended October 31, 2009 amounted to $2,665 (itemized as follows: John Hancock Financial Industries Fund - $55, John Hancock Regional Bank Fund - $55 and John Hancock Small Cap Equity Fund - $2,555) and there were no other fees during the fiscal year ended October 31, 2008 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended October 31, 2009, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $8,205,419 for the fiscal year ended October 31, 2009 and $4,598,222 for the fiscal year ended October 31, 2008.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Deborah C. Jackson
Steven R. Pruchansky

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders August recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 18, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: December 18, 2009